UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23419

Leader Funds Trust

(Exact name of registrant as specified in charter)

315 W. Mill Plain Blvd., Suite 204 Vancouver, WA	98660
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

1675 South State Street, Suite B

Dover, DE 19901

(Name and address of agent for service)

With Copies To:

John Lekas

Leader Capital Corp.

315 W. Mill Plain Blvd, Suite 204

Vancouver, WA 98660

Registrant's telephone number, including area code: (800) 711-9164

Date of fiscal year end: 07/31/2025

Date of reporting period: 07/31/2025

ITEM 1.     REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Leader Funds Trust (the “registrant”) for the year ended July 31, 2025 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Leader Funds Trust Leader Capital Short Term High Yield Bond Fund Investor Class - LCCMX

Annual Report

July 31, 2025

This annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund, Investor Class Shares, for the year ended July 31, 2025. You can find additional information at https://www.leadercapital.com/mutual-funds/resources-info/ or (800) 711-9164. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class shares	$173	1.63%

How has the Fund performed over the past 10 years?

Cumulative Performance of a Hypothetical $10,000 Investment as-of July 31, 2025

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class shares	11.76%	8.10%	3.10%
Bloomberg U.S. Aggregate Bond Index(1)	3.38%	(1.07)%	1.66%
ICE BofA 1-3 Year US Corporate & Government Index	4.70%	1.56%	1.85%

(1)	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (800) 711-9164.

Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortgage-backed securities and asset-back securities issued in the U.S. domestic bond market ICE BofA 1-3 Year U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund’s returns, an index does not reflect any fees or expenses.

How did the Fund perform last year?

The Leader Capital Short Term High Yield Bond Fund Investor Class shares returned 11.76% during the year ended July 31, 2025 versus 3.38% for its benchmark, the Bloomberg U.S. Aggregate Bond Index.

What factors influenced performance during the past year?

●	The Fund’s fixed income strategy was positioned to balance risk and reward. In a high-interest rate environment, with a stable economy, relatively low unemployment, and tight credit spreads, we positioned the portfolio in the short end of the yield curve, with floating-rate securities such as CLOs serving as key contributors.

●	As the Fund’s investment advisor, our process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50-day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors

Flagstar Financial, Inc.
Marathon CLO XIII Ltd.

 Octagon 69 Ltd.

 Canyon Capital CLO, Ltd.
Guggenheim 1828 CLO LLC

Top 5 Detractors

VTB Bank PJSC Via Eurasia DAC
UKRAIN 1.75 02/01/2029
B Riley Financial, Inc. 5.25
B Riley Financial, Inc. 6.00
DRSLF 2016-45A ER

What are some Fund statistics?
Fund Statistics
Total Net Assets	$154,336,325
Number of Portfolio Holdings	72
Investment Advisory Fees Paid	$792,537
Portfolio Turnover Rate	182.71%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)
Collateralized Loan Obligations	88.35%
Financial	4.28%
Mortgage-Backed Securities	3.12%
Energy	1.65%
Cash and Cash Equivalents	1.18%
Government	0.26%
Closed-End Fund	0.12%

Top Ten Holdings (as a % of Net Assets)
Octagon 69 Ltd.	3.94%
OZLM XIV Ltd.	3.51%
Flagstar Financial, Inc.	3.17%
Allegro CLO V-S Ltd.	3.15%
Dryden 45 Senior Loan Fund	3.15%
HONO 2021-LULU Mortgage Trust	3.12%
Bain Capital Credit CLO 2019-1	2.62%
Elevation CLO 2021-12 Ltd.	2.61%
Dryden 95 CLO Ltd.	2.59%
Parallel 2021-2 Ltd.	2.57%

How has the Fund Changed?

The Fund did not have any material changes that occurred during the reporting period.

Change in and Disagreements with Accountants

The Audit Committee of Leader Funds Trust (the “Trust”) has approved and recommended to the Board of Trustees (the “Board”), and the Board has approved Tait, Weller & Baker, LLP (“Tait”) to replace Sanville & Company (“Sanvillle”) as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended July 31, 2025. Through the past fiscal year and through the date of Sanville’s replacement as auditor of the Funds, the Funds had no disagreements with Sanville on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which, if not resolved to the satisfaction of Sanville would have caused Sanville to make reference to the disagreement in a Sanville report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

With respect to the Funds, Sanville’s audit opinions, including for the fiscal year ended July 31, 2024, did not contain either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last fiscal year of the Funds, neither the Funds nor anyone on their behalf has consulted Tait on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Funds’ financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

Leader Funds Trust Leader Capital Short Term High Yield Bond Fund Institutional Class - LCCIX

Annual Report

July 31, 2025

This annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund, Institutional Class Shares, for the year ended July 31, 2025. You can find additional information at https://www.leadercapital.com/mutual-funds/resources-info/ or (800) 711-9164. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of a
	investment	$10,000 investment
Institutional Class shares	$120	1.13%

How has the Fund performed over the past 10 years?

Cumulative Performance of a Hypothetical $100,000 Investment as-of July 31, 2025

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class shares	11.62%	8.09%	3.36%
Bloomberg U.S. Aggregate Bond Index(1)	3.38%	(1.07)%	1.66%
ICE BofA 1-3 Year US Corporate & Government Index	4.70%	1.56%	1.85%

(1)	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (800) 711-9164.

Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortgage-backed securities and asset-back securities issued in the U.S. domestic bond market ICE BofA 1-3 Year U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund’s returns, an index does not reflect any fees or expenses.

How did the Fund perform last year?

The Leader Capital Short Term High Yield Bond Fund Institutional Class shares returned 11.62% during the year ended July 31, 2025 versus 3.38% for its benchmark, the Bloomberg U.S. Aggregate Bond Index.

What factors influenced performance during the past year?

•	The Fund’s fixed income strategy was positioned to balance risk and reward. In a high-interest rate environment, with a stable economy, relatively low unemployment, and tight credit spreads, we positioned the portfolio in the short end of the yield curve, with floating-rate securities such as CLOs serving as key contributors.

•	As the Fund’s investment advisor, our process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50-day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors
Flagstar Financial, Inc.
Marathon CLO XIII Ltd.
Octagon 69 Ltd.
Canyon Capital CLO, Ltd.
Guggenheim 1828 CLO LLC

Top 5 Detractors
VTB Bank PJSC Via Eurasia DAC
UKRAIN 1.75 02/01/2029
B Riley Financial, Inc. 5.25
B Riley Financial, Inc. 6.00
DRSLF 2016-45A ER

What are some Fund statistics?
Fund Statistics
Total Net Assets	$154,336,325
Number of Portfolio Holdings	72
Investment Advisory Fees Paid	$792,537
Portfolio Turnover Rate	182.71%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)
Collateralized Loan Obligations	88.35%
Financial	4.28%
Mortgage-Backed Securities	3.12%
Energy	1.65%
Cash and Cash Equivalents	1.18%
Government	0.26%
Closed-End Fund	0.12%

Top Ten Holdings (as a % of Net Assets)
Octagon 69 Ltd.	3.94%
OZLM XIV Ltd.	3.51%
Flagstar Financial, Inc.	3.17%
Allegro CLO V-S Ltd.	3.15%
Dryden 45 Senior Loan Fund	3.15%
HONO 2021-LULU Mortgage Trust	3.12%
Bain Capital Credit CLO 2019-1	2.62%
Elevation CLO 2021-12 Ltd.	2.61%
Dryden 95 CLO Ltd.	2.59%
Parallel 2021-2 Ltd.	2.57%

How has the Fund Changed?

The Fund did not have any material changes that occurred during the reporting period.

Change in and Disagreements with Accountants

The Audit Committee of Leader Funds Trust (the “Trust”) has approved and recommended to the Board of Trustees (the “Board”), and the Board has approved Tait, Weller & Baker, LLP (“Tait”) to replace Sanville & Company (“Sanvillle”) as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended July 31, 2025. Through the past fiscal year and through the date of Sanville’s replacement as auditor of the Funds, the Funds had no disagreements with Sanville on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which, if not resolved to the satisfaction of Sanville would have caused Sanville to make reference to the disagreement in a Sanville report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

With respect to the Funds, Sanville’s audit opinions, including for the fiscal year ended July 31, 2024, did not contain either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last fiscal year of the Funds, neither the Funds nor anyone on their behalf has consulted Tait on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Funds’ financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

Leader Funds Trust Leader Capital High Quality Income Fund Investor Class - LCTRX

Annual Report

July 31, 2025

This annual shareholder report contains important information about the Leader Capital High Quality Income Fund, Investor Class Shares, for the year ended July 31, 2025. You can find additional information at https://www.leadercapital.com/mutual-funds/resources-info/ or (800) 711-9164.This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class shares	$144	1.40%

How has the Fund performed over the past 10 years?

Cumulative Performance of a Hypothetical $10,000 Investment as-of July 31, 2025

Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Class shares	5.63%	7.64%	4.20%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.66%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (800) 711-9164.

Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortgage-backed securities and asset-back securities issued in the U.S. domestic bond market . One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund’s returns, an index does not reflect any fees or expenses.

How did the Fund perform last year?

The Leader Capital High Quality Income Fund Investor Class shares returned 5.63% during the year ended July 31, 2025 versus 3.38% for its benchmark, the Bloomberg U.S. Aggregate Bond Index.Performance was supported by maintaining a low duration profile and emphasizing investment-grade credit during a period when the Federal Reserve cut rates by 50 basis points in September, followed by 25 basis points in both November and December, which pushed Treasury yields higher.

What factors influenced performance during the past year?

●	Key contributors included positions in floating-rate CLOs and select investment-grade corporates such as PEMEX.

●	The manager’s investment process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50-day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors
PEMEX 7.69 Government Owned
BlackRock CLO 2021-8A
Nassau 2018-II, Ltd.
LCM 26A C, Ltd.
PEMEX 10 Government Owned

Top 5 Detractors
Boxabl, Inc.
TCW 2021-1A
SNDPT 2014-3R
DRSLF 2021-93 A
TRNTS 2023-22A

What are some Fund statistics?

Fund Statistics
Total Net Assets	$1,227,615,040
Number of Portfolio Holdings	234
Investment Advisory Fees Paid	$6,902,057
Portfolio Turnover Rate	132.76%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)
Collateralized Loan Obligations	74.80%
Mortgage-Backed Securities	12.54%
Cash and Cash Equivalents	7.44%
Energy	3.43%
Debt Fund	2.40%

Top Ten Holdings (as a % of Net Assets)
First American Government Obligations Fund- Class X	7.44%
Leader Short Term High Yield Bond Fund	2.40%
NGC 2024-I Ltd.	1.97%
Petroleos Mexicanos	1.74%
Black Diamond CLO 2024-1 Ltd.	1.56%
PGA Trust 2024-RSR2	1.50%
OFSI BSL CLO XIII Ltd.	1.48%
Elevation CLO 2025-18 Ltd.	1.30%
Golub Capital Partners CLO 71 M	1.23%
Ocean Trails CLO XV Ltd.	1.23%

How has the Fund Changed?

The Fund did not have any material changes that occurred during the reporting period.

Change in and Disagreements with Accountants

The Audit Committee of Leader Funds Trust (the “Trust”) has approved and recommended to the Board of Trustees (the “Board”), and the Board has approved Tait, Weller & Baker, LLP (“Tait”) to replace Sanville & Company (“Sanvillle”) as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended July 31, 2025. Through the past fiscal year and through the date of Sanville’s replacement as auditor of the Funds, the Funds had no disagreements with Sanville on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which, if not resolved to the satisfaction of Sanville would have caused Sanville to make reference to the disagreement in a Sanville report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

With respect to the Funds, Sanville’s audit opinions, including for the fiscal year ended July 31, 2024, did not contain either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last fiscal year of the Funds, neither the Funds nor anyone on their behalf has consulted Tait on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Funds’ financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

Leader Funds Trust Leader Capital High Quality Income Fund Institutional Class - LCTIX

Annual Report

July 31, 2025

This annual shareholder report contains important information about the Leader Capital High Quality Income Fund, Institutional Class Shares, for the year ended July 31, 2025. You can find additional information at https://www.leadercapital.com/mutual-funds/resources-info/ or (800) 711-9164. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$106	1.03%

How has the Fund performed over the past 10 years?

Cumulative Performance of a Hypothetical $100,000 Investment as-of July 31, 2025

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class shares	6.03%	8.07%	4.66%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.66%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (800) 711-9164.

Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortgage-backed securities and asset-back securities issued in the U.S. domestic bond market . One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund’s returns, an index does not reflect any fees or expenses.

How did the Fund perform last year?

The Leader Capital High Quality Income Fund Institutional Class shares returned 6.03% during the year ended July 31, 2025 versus 3.38% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. Performance was supported by maintaining a low duration profile and emphasizing investment-grade credit during a period when the Federal Reserve cut rates by 50 basis points in September, followed by 25 basis points in both November and December, which pushed Treasury yields higher.

What factors influenced performance during the past year?

●	Key contributors included positions in floating-rate CLOs and select investment-grade corporates such as PEMEX.

●	The manager’s investment process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50-day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors

PEMEX 7.69 Government Owned
BlackRock CLO 2021-8A

 Nassau 2018-II, Ltd.

 LCM 26A C, Ltd.
PEMEX 10 Government Owned

Top 5 Detractors

Boxabl, Inc.
TCW 2021-1A
SNDPT 2014-3R
DRSLF 2021-93 A
TRNTS 2023-22A

What are some Fund statistics?
Fund Statistics
Total Net Assets	$1,227,615,040
Number of Portfolio Holdings	234
Investment Advisory Fees Paid	$6,902,057
Portfolio Turnover Rate	132.76%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)
Collateralized Loan Obligations	74.80%
Mortgage-Backed Securities	12.54%
Cash and Cash Equivalents	7.44%
Energy	3.43%
Debt Fund	2.40%

Top Ten Holdings (as a % of Net Assets)
First American Government Obligations Fund- Class X	7.44%
Leader Short Term High Yield Bond Fund	2.40%
NGC 2024-I Ltd.	1.97%
Petroleos Mexicanos	1.74%
Black Diamond CLO 2024-1 Ltd.	1.56%
PGA Trust 2024-RSR2	1.50%
OFSI BSL CLO XIII Ltd.	1.48%
Elevation CLO 2025-18 Ltd.	1.30%
Golub Capital Partners CLO 71 M	1.23%
Ocean Trails CLO XV Ltd.	1.23%

How has the Fund Changed?

The Fund did not have any material changes that occurred during the reporting period.

Change in and Disagreements with Accountants

The Audit Committee of Leader Funds Trust (the “Trust”) has approved and recommended to the Board of Trustees (the “Board”), and the Board has approved Tait, Weller & Baker, LLP (“Tait”) to replace Sanville & Company (“Sanvillle”) as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended July 31, 2025. Through the past fiscal year and through the date of Sanville’s replacement as auditor of the Funds, the Funds had no disagreements with Sanville on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which, if not resolved to the satisfaction of Sanville would have caused Sanville to make reference to the disagreement in a Sanville report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

With respect to the Funds, Sanville’s audit opinions, including for the fiscal year ended July 31, 2024, did not contain either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last fiscal year of the Funds, neither the Funds nor anyone on their behalf has consulted Tait on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Funds’ financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

Leader Funds Trust Leader Capital High Quality Income Fund Class A - LCATX

Annual Report

July 31, 2025

This annual shareholder report contains important information about the Leader Capital High Quality Income Fund, Class A Shares, for the year ended July 31, 2025. You can find additional information at https://www.leadercapital.com/mutual-funds/resources-info/ or (800) 711-9164. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A shares	$132	1.28%

How has the Fund performed since inception?

Cumulative Performance of a Hypothetical $10,000 Investment as-of July 31, 2025

Average Annual Total Returns

	1 Year	Since Inception(a)
Class A shares without sales charges	5.73%	9.20%
Class A shares with sales charges	1.50%	7.11%
Bloomberg U.S. Aggregate Bond Index	3.38%	1.66%

(a)	The Leader Capital High Quality Income Fund’s Class A shares commenced operation on June 21, 2023.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (800) 711-9164.

Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortgage-backed securities and asset-back securities issued in the U.S. domestic bond market . One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund’s returns, an index does not reflect any fees or expenses.

How did the Fund perform last year?

The Leader Capital High Quality Income Fund Class A shares returned 5.73% during the year ended July 31, 2025 versus 3.38% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. Performance was supported by maintaining a low duration profile and emphasizing investment-grade credit during a period when the Federal Reserve cut rates by 50 basis points in September, followed by 25 basis points in both November and December, which pushed Treasury yields higher.

What factors influenced performance during the past year?

•	Key contributors included positions in floating-rate CLOs and select investment-grade corporates such as PEMEX.

•	The manager’s investment process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50- day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors
PEMEX 7.69 Government Owned
BlackRock CLO 2021-8A
Nassau 2018-II, Ltd.
LCM 26A C, Ltd.
PEMEX 10 Government Owned

Top 5 Detractors
Boxabl, Inc.
TCW 2021-1A
SNDPT 2014-3R
DRSLF 2021-93 A
TRNTS 2023-22A

What are some Fund statistics?
Fund Statistics
Total Net Assets	$1,227,615,040
Number of Portfolio Holdings	234
Investment Advisory Fees Paid	$6,902,057
Portfolio Turnover Rate	132.76%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)
Collateralized Loan Obligations	74.80%
Mortgage-Backed Securities	12.54%
Cash and Cash Equivalents	7.44%
Energy	3.43%
Debt Fund	2.40%

Top Ten Holdings (as a % of Net Assets)
First American Government Obligations Fund- Class X	7.44%
Leader Short Term High Yield Bond Fund	2.40%
NGC 2024-I Ltd.	1.97%
Petroleos Mexicanos	1.74%
Black Diamond CLO 2024-1 Ltd.	1.56%
PGA Trust 2024-RSR2	1.50%
OFSI BSL CLO XIII Ltd.	1.48%
Elevation CLO 2025-18 Ltd.	1.30%
Golub Capital Partners CLO 71 M	1.23%
Ocean Trails CLO XV Ltd.	1.23%

How has the Fund Changed?

The Fund did not have any material changes that occurred during the reporting period.

Change in and Disagreements with Accountants

The Audit Committee of Leader Funds Trust (the “Trust”) has approved and recommended to the Board of Trustees (the “Board”), and the Board has approved Tait, Weller & Baker, LLP (“Tait”) to replace Sanville & Company (“Sanvillle”) as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended July 31, 2025. Through the past fiscal year and through the date of Sanville’s replacement as auditor of the Funds, the Funds had no disagreements with Sanville on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which, if not resolved to the satisfaction of Sanville would have caused Sanville to make reference to the disagreement in a Sanville report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

With respect to the Funds, Sanville’s audit opinions, including for the fiscal year ended July 31, 2024, did not contain either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last fiscal year of the Funds, neither the Funds nor anyone on their behalf has consulted Tait on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Funds’ financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

ITEM 2.     CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant,

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	The Code of Ethics is not posted on the Registrant’s website.

(f)	A copy of the registrant’s code of ethics is filed herewith.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	The Registrant’s board of trustees has determined that Martin Kehoe is audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Kehoe is independent for purposes of this Item 3.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $48,000 and $25,600 with respect to the registrant’s fiscal years ended July 31, 2025 and July 31, 2024, respectively. With respect to the July 31, 2025 fees, $33,000 was paid to Tait Weller & Baker, LLP and $15,000 was paid to Sanville & Company for services pertaining to the restatement of prior year financial statements. The July 31, 2024 fees were paid to Sanville & Company.

(b)	Audit-Related Fees. There were no fees billed during the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $5,000 and $4,400 with respect to the registrant’s fiscal years ended July 31, 2025 and July 31, 2024, respectively. The July 31, 2025 fees were paid to Tait Weller & Baker, LLP and the services comprising these fees were the preparation of the registrant’s 2025 federal income and excise tax returns. The July 31, 2024 fees were paid to Sanville and Company and the services comprising these fees were the preparation of the registrant’s 2025 federal income and excise tax returns.

(d)	All Other Fees. The aggregate fees billed in last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended July 31, 2025 and $0 for the fiscal year ended July 31, 2024 for the Leader Funds Trust.

(e)(1)	The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre- approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the last two fiscal years ended July 31, 2025 and July 31, 2024 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULES OF INVESTMENTS

Included in annual financial statements and additional information filed under item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies:

Leader Capital Short Term High Yield Bond Fund

Investor Class Shares (Ticker Symbol: LCCMX)
Institutional Class Shares (Ticker Symbol: LCCIX)

Leader Capital High Quality Income Fund

Investor Class Shares (Ticker Symbol: LCTRX)
Institutional Class Shares (Ticker Symbol: LCTIX)
Class A Shares (Ticker Symbol: LCATX)

Series of the
Leader Funds Trust

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

July 31, 2025

Investment Adviser:

Leader Capital Corp.

315 W. Mill Plain Blvd., Suite 204

Vancouver, WA 98660

1-800-711-9164

www.leadercapital.com

Distributed by Matrix 360 Distributors, LLC
Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds’ prospectus.

IMPORTANT NOTE: The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the “Reports”). The Reports are now streamlined to highlight key information about the Funds. Certain information previously included in the Reports, including the Funds’ financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Other Information, delivered free of charge, and filed with the SEC.

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	18
Notes to the Financial Statements	23
Report of Independent Registered Public Accounting Firm	33
Other Information	34

The accompanying notes are an integral part of these financial statements.

Leader Short Term High Yield Bond Fund

SCHEDULE OF INVESTMENTS

July 31, 2025

Shares				Fair Value
	COMMON STOCK - 0.52%
	Diversified Financial Services - 0.52%
150,000	B Riley Financial, Inc.			$805,500

	TOTAL COMMON STOCK (Cost $906,810)			805,500

	CLOSED-END FUNDS - 0.12%
	Closed-end Funds - 0.12%
30,968	Templeton Emerging Markets Income Fund			184,569

	TOTAL CLOSED-END FUNDS (Cost $187,103)			184,569

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK - 0.59%
	Diversified Financial Services - 0.59%
18,818	B Riley Financial, Inc. (c)(d)	5.250	Perpetual	219,041
54,941	B Riley Financial, Inc. (c)(d)	6.000	Perpetual	686,213
				905,254

	TOTAL PREFERRED STOCK (Cost $1,269,289)			905,254

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 91.47%
	Commercial Mortgage-Backed Securities - 3.12%
$5,000,000	HONO 2021-LULU Mortgage Trust (e)(f)	2021-LULU	Class F	8.856	10/15/2036	4,809,811

	Collateralized Loan Obligations - 88.35%
1,000,000	1828 CLO Ltd. (e)(f)	2016-1A	Class DR	11.169	10/15/2031	1,009,897
4,900,000	Allegro CLO V-S Ltd. (e)(f)	2024-2A	Class E	11.819	7/24/2037	4,867,841
2,500,000	Allegro CLO X Ltd. (e)(f)	2019-1A	Class E	11.467	4/20/2032	2,450,493
4,000,000	Bain Capital Credit CLO 2019-1 (e)(f)	2019-1A	Class ER	11.597	4/19/2034	4,038,070
1,000,000	Ballyrock CLO 18 Ltd. (e)(f)	2021-18A	Class DR	10.068	4/15/2038	983,761
1,275,000	Battalion CLO XV Ltd. (e)(f)	2020-15A	Class E	10.934	1/17/2033	1,240,715
2,500,000	Battalion CLO XXII Ltd. (e)(f)	2021-22A	Class E	11.537	1/20/2035	2,218,027
3,390,000	BlueMountain CLO XXIX Ltd. (e)(f)	2020-29A	Class ER	11.440	7/25/2034	3,364,272
3,750,000	BlueMountain CLO XXXV Ltd. (e)(f)	2022-35A	Class E1R	12.407	10/22/2037	3,768,738
3,000,000	Bryant Park Funding 2024-24 Ltd. (e)(f)	2024-24A	Class E	10.958	10/15/2037	3,035,027
1,450,000	Canyon Capital CLO 2014-1 Ltd. (e)(f)	2014-1A	Class DR	10.072	1/30/2031	1,395,881
2,500,000	Canyon CLO 2018-1 Ltd. (e)(f)	2018-1A	Class E	10.329	7/15/2031	2,518,333
3,500,000	Carlyle Global Market Strategies CLO 2016-3 Ltd. (e)(f)	2016-3A	Class ERR	11.587	7/20/2034	3,488,154
1,000,000	Cathedral Lake VIII Ltd. (e)(f)	2021-8A	Class E	12.077	1/20/2035	995,045
1,000,000	Columbia Cent CLO 31 Ltd. (e)(f)	2021-31A	Class E	10.875	4/20/2034	956,827
2,500,000	Columbia Cent CLO 33 Ltd. (e)(f)	2024-33A	Class E	11.485	4/20/2037	2,521,654
4,000,000	Crown City CLO II (e)(f)	2020-2A	Class DR	11.435	4/20/2035	3,930,049
500,000	Dryden 37 Senior Loan Fund (e)(f)	2015-37A	Class ER	9.729	1/15/2031	479,003

The accompanying notes are an integral part of these financial statements.

Leader Short Term High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
1,375,000	Dryden 42 Senior Loan Fund (e)(f)	2016-42A	Class ERR	10.818	7/15/2037	1,388,511
	ASSET-BACKED SECURITIES - 91.47% (continued)
	Collateralized Loan Obligations - 88.35% (continued)
$5,081,500	Dryden 45 Senior Loan Fund (e)(f)	2016-45A	Class ER	10.429	10/15/2030	$4,858,786
1,650,000	Dryden 60 CLO Ltd. (e)(f)	2018-60A	Class E	10.179	7/15/2031	1,649,717
2,000,000	Dryden 68 CLO Ltd. (e)(f)	2019-68A	Class ER	11.329	7/15/2035	1,951,822
2,000,000	Dryden 78 CLO Ltd. (e)(f)	2020-78A	Class E2R	10.952	4/17/2037	2,006,189
4,000,000	Dryden 95 CLO Ltd. (e)(f)	2021-95A	Class E	10.734	8/20/2034	3,993,786
3,000,000	Dryden 97 CLO Ltd. (e)(f)	2022-97A	Class E	11.075	4/20/2035	2,985,045
4,000,000	Elevation CLO 2021-12 Ltd. (e)(f)	2021-12A	Class ER	11.805	4/20/2037	4,025,280
2,000,000	Fortress Credit BSL XIII Ltd. (e)(f)	2021-2A	Class E	11.497	7/20/2034	2,012,559
2,000,000	Gallatin CLO VIII 2017-1 Ltd. (e)(f)	2017-1A	Class ER	11.499	7/15/2031	1,928,365
1,000,000	HPS Loan Management 2021-16 Ltd. (e)(f)	2021-16A	Class E	11.081	1/23/2035	1,002,704
3,700,000	Invesco CLO 2022-1 Ltd. (e)(f)	2022-1A	Class E	10.625	4/20/2035	3,605,338
2,000,000	Jefferson Mill CLO Ltd. (e)(f)	2015-1A	Class ER	11.037	10/20/2031	1,971,206
2,000,000	KKR CLO 17 Ltd. (e)(f)	2017	Class ER	11.969	4/15/2034	1,936,168
3,250,000	LCM 34 Ltd. (e)(f)	34A	Class E	11.127	10/20/2034	3,003,078
1,000,000	LCM 37 Ltd. (e)(f)	37A	Class E	11.948	4/15/2034	948,911
1,858,000	Marathon CLO XIII Ltd. (e)(f)	2019-1A	Class D	11.559	4/15/2032	1,835,428
1,004,000	Marble Point CLO XXII Ltd. (e)(f)	2021-2A	Class E	11.970	7/25/2034	950,720
2,000,000	Mountain View CLO XIV Ltd. (e)(f)	2019-1A	Class ER	11.939	10/15/2034	1,951,758
3,000,000	Mountain View CLO XV Ltd. (e)(f)	2019-2A	Class ER	12.388	7/15/2037	2,940,051
6,000,000	Octagon 69 Ltd. (e)(f)	2024-3A	Class E	10.219	7/24/2037	6,085,738
4,000,000	Octagon Investment Partners 50 Ltd. (e)(f)	2020-4A	Class ER	11.379	1/15/2035	3,858,733
2,000,000	Orion CLO 2024-3 Ltd. (e)(f)	2024-3A	Class E	10.618	7/25/2037	2,033,240
3,000,000	OZLM VI Ltd. (e)(f)	2014-6A	Class DS	10.634	4/17/2031	2,817,518
5,281,500	OZLM XIV Ltd. (e)(f)	2015-14A	Class DR3	12.468	1/15/2038	5,422,652
1,500,000	OZLM XIX Ltd. (e)(f)	2017-19A	Class DR	12.209	1/15/2035	1,468,194
4,000,000	Parallel 2021-2 Ltd. (e)(f)	2021-2A	Class D	11.787	10/20/2034	3,960,025
1,000,000	Park Avenue Institutional Advisers CLO Ltd. 2022-1 (e)(f)	2022-1A	Class D	11.615	4/20/2035	1,006,501
2,000,000	PPM CLO 3 Ltd. (e)(f)	2019-3A	Class ER	11.194	4/17/2034	1,889,968
2,000,000	PPM CLO 5 Ltd. (e)(f)	2021-5A	Class E	11.091	10/18/2034	1,974,885
1,500,000	Rad CLO 16 Ltd. (e)(f)	2022-16A	Class ER	10.818	7/15/2037	1,497,695
2,000,000	Rockford Tower CLO 2025-1 Ltd. (e)(f)	2025-1A	Class E	9.856	3/31/2038	1,981,960
2,000,000	Sixth Street CLO XXVI Ltd. (e)(f)	2024-26A	Class E	9.979	10/18/2037	2,023,595
2,500,000	TCW CLO 2021-1 Ltd. (e)(f)	2021-1A	Class ER1	11.075	1/20/2038	2,475,453
2,000,000	THL Credit Wind River 2017-1 CLO Ltd. (e)(f)	2017-1A	Class ER	11.651	4/18/2036	1,996,845
1,750,000	Trinitas CLO XI Ltd. (e)(f)	2019-11A	Class ER	11.849	7/15/2034	1,692,517
500,000	Voya CLO 2019-2 Ltd. (e)(f)	2019-2A	Class E	11.187	7/20/2032	496,739
2,000,000	Voya CLO 2020-1 Ltd. (e)(f)	2020-1A	Class ER	10.929	7/16/2034	2,013,671
1,500,000	Wellfleet CLO X Ltd. (e)(f)	2019-XA	Class DR	11.197	7/20/2032	1,451,105
						136,354,243

	TOTAL ASSET-BACKED SECURITIES (Cost $139,507,297)					141,164,054

The accompanying notes are an integral part of these financial statements.

Leader Short Term High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Principal Amount		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 4.82%
	Banks - 0.00%
$2,000,000	VTB Bank PJSC Via VTB Eurasia DAC(a)(b)(d)(e)(g)(i)(j)	H15T10Y + 8.067%	9.500	Perpetual	$—

	Oil & Gas - 1.65%
3,000,000	Petroleos Mexicanos		7.690	1/23/2050	2,557,500

	Savings & Loans - 3.17%
5,250,000	Flagstar Financial, Inc. (f)		7.302	11/6/2028	4,889,062

	TOTAL CORPORATE BONDS (Cost $9,151,440)				7,446,562

	NON U.S. GOVERNMENT AGENCIES - 0.26%
	Sovereign - 0.26%
336,515	Ukraine Government International Bond (e)(g)		4.500	2/1/2029	205,695
144,220	Ukraine Government International Bond (e)(g)		4.500	2/1/2034	74,093
26,260	Ukraine Government International Bond (e)(g)(i)		0.000	2/1/2030	12,408
98,130	Ukraine Government International Bond (e)(g)(i)		0.000	2/1/2034	37,903
82,926	Ukraine Government International Bond (e)(g)(i)		0.000	2/1/2035	38,871
69,105	Ukraine Government International Bond (e)(g)(i)		0.000	2/1/2036	32,307
					401,277

	TOTAL NON U.S. GOVERNMENT AGENCIES (Cost $945,493)				401,277

Shares		Fair Value
	SHORT-TERM INVESTMENT - 1.18%
1,816,925	First American Government Obligations Fund - Class X, 4.23% (h)	$1,816,925

	TOTAL SHORT-TERM INVESTMENT (Cost $1,816,925)	1,816,925

	TOTAL INVESTMENTS (Cost $153,784,357) - 98.96%	$152,724,141

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.04%	1,612,184

	NET ASSETS - 100%	$154,336,325

The following abbreviations are used in this portfolio:

CLO - Collateralized Loan Obligation

DAC - Designated Activity Company

H15T10Y - U.S. Treasury Yield Curve Rate T Note 10 Year Constant Maturity

Ltd. - Limited Company

PJSC - Public Joint-Stock Company

The accompanying notes are an integral part of these financial statements.

Leader Short Term High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

(a)The Liquidity Administrator has determined that these securities are illiquid. As of July 31, 2025, these securities amounted to $0 or 0% of net assets.

(b)The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees. See Note 3 to the Notes to the Financial Statements.

(c)Rate shown represents the dividend rate as of July 31, 2025.

(d)Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer at any time.

(e)Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, the total market value of 144A securities is $141,565,331 or 91.73% of net assets.

(f)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(g)Variable rate security; the rate shown represents the rate as of July 31, 2025.

(h)Rate disclosed is the seven day effective yield as of July 31, 2025.

(i)Non-income producing security.

(j)Security is in default.

The accompanying notes are an integral part of these financial statements.

Leader High Quality Income Fund

SCHEDULE OF INVESTMENTS

July 31, 2025

Shares		Fair Value
	PREFERRED STOCK - 0.00%
	Forestry, Paper, & Wood Products - 0.00%
6,504,248	Boxabl, Inc. (a)(b)(c)(d)	$—

	TOTAL PREFERRED STOCK (Cost $411,068)	—

	MUTUAL FUNDS - 2.390%
	Debt Funds - 2.39%
3,617,067	Leader Short Term High Yield Bond Fund (g)	29,406,758

	TOTAL MUTUAL FUNDS (Cost $28,855,880)	29,406,758

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 87.29%
	Commercial Mortgage-Backed Securities - 12.53%
$3,000,000	BAMLL Trust 2024-BHP (d)(e)	2024-BHP	Class B	7.242	8/15/2039	3,009,397
7,875,000	BRSP 2024-FL2 Ltd. (d)(e)	2024-FL2	Class C	7.894	8/19/2037	7,839,774
959,180	BX Commercial Mortgage Trust 2024-AIR2 (d)(e)	2024-AIR2	Class C	6.583	10/15/2041	961,628
2,000,000	BX Trust 2025-GW (d)(e)	2025-GW	Class C	6.442	7/15/2042	2,005,585
9,000,000	CONE Trust 2024-DFW1 (d)(e)	2024-DFW1	Class D	7.382	8/15/2041	8,947,639
7,572,000	FS Rialto 2024-FL9, Issuer LLC (d)(e)	2024-FL9	Class C	6.996	10/19/2039	7,579,848
3,437,000	Greystone CRE Notes 2024-HC3 (d)(e)	2024-HC3	Class B	7.975	3/15/2041	3,377,731
5,156,000	Greystone CRE Notes 2024-HC3 (d)(e)	2024-HC3	Class C	8.774	3/15/2041	5,173,383
1,000,000	Greystone CRE Notes 2025-FL4, LLC (d)(e)	2025-FL4	Class B	6.931	1/15/2043	1,002,413
2,000,000	Greystone CRE Notes 2025-FL4, LLC (d)(e)	2025-FL4	Class C	7.230	1/15/2043	2,011,625
9,852,538	HIH Trust 2024-61P (d)(e)	2024-61P	Class B	6.683	10/15/2041	9,866,405
13,793,553	HIH Trust 2024-61P (d)(e)	2024-61P	Class C	7.183	10/15/2041	13,812,836
4,525,000	HONO 2021-LULU Mortgage Trust (d)(e)	2021-LULU	Class C	6.306	10/15/2036	4,464,413
6,000,000	HYT Commercial Mortgage Trust 2024-RGCY (d)(e)	2024-RGCY	Class C	7.182	9/15/2041	6,003,700
7,500,000	KREF 2021-FL2 Ltd. (d)(e)	2021-FL2	Class AS	5.758	2/15/2039	7,368,047
8,000,000	LoanCore 2021-CRE5 Issuer Ltd. (d)(e)	2021-CRE5	Class AS	6.206	7/15/2036	8,016,965
3,000,000	LoanCore 2025 2025-CRE8 Issuer, LLC (d)(e)	2025-CRE8	Class E	7.833	8/17/2042	2,972,155
3,006,000	MF1 2021-FL7 Ltd. (d)(e)	2021-FL7	Class C	6.514	10/16/2036	2,991,116
5,000,000	MF1 2021-FL7 Ltd. (d)(e)	2021-FL7	Class E	7.264	10/16/2036	4,920,764
1,500,000	MF1 2024-FL15 (d)(e)	2024-FL15	Class B	6.841	8/18/2041	1,500,831
3,000,000	MF1 2024-FL15 (d)(e)	2024-FL15	Class C	7.290	8/18/2041	3,005,266
5,437,000	MF1 2025-FL19, LLC (d)(e)	2025-FL19	Class B	6.691	5/18/2042	5,453,375
8,000,000	MF1 2025-FL19, LLC (d)(e)	2025-FL19	Class C	7.190	5/18/2042	8,015,796
5,925,000	MF1 Multifamily Housing Mortgage Loan Trust (d)(e)	2021-FL5	Class E	7.458	7/15/2036	5,866,248
5,000,000	NYCT Trust 2024-3ELV (d)(e)	2024-3ELV	Class C	7.182	8/15/2029	4,967,218
18,410,000	PGA Trust 2024-RSR2 (d)(e)	2024-RSR2	Class C	7.131	6/15/2039	18,421,015
2,500,000	SG Commercial Mortgage Securities Trust 2016-C5 (e)	2016-C5	Class C	4.811	10/10/2048	2,284,425
2,000,000	SWCH Commercial Mortgage Trust 2025-DATA (d)(e)	2025-DATA	Class E	7.682	3/15/2042	1,990,297
						153,829,895

The accompanying notes are an integral part of these financial statements.

Leader High Quality Income Fund

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 87.29% (continued)
	Collateralized Loan Obligations - 74.76%
$4,000,000	AB BSL CLO 5 Ltd. (d)(e)	2024-5A	Class D2	8.375	1/20/2038	$4,029,167
3,305,000	AGL CLO 35 Ltd. (d)(e)	2024-35A	Class C	6.225	1/21/2038	3,326,032
2,205,000	AGL CLO 7 Ltd. (d)(e)	2020-7A	Class BR	6.279	7/15/2034	2,210,795
3,000,000	Allegro Clo XIX Ltd. (d)(e)	2025-1A	Class C	6.272	4/17/2038	3,017,564
4,000,000	Allegro CLO XV Ltd. (d)(e)	2022-1A	Class D2R	8.325	4/20/2038	3,929,546
2,000,000	Allegro CLO XV Ltd. (d)(e)	2022-1A	Class C2R	6.825	4/20/2038	2,020,622
1,500,000	AMMC CLO 26 Ltd. (d)(e)	2023-26A	Class B1R	6.218	4/15/2036	1,508,152
1,000,000	AMMC CLO 26 Ltd. (d)(e)	2023-26A	Class CR	6.518	4/15/2036	1,005,032
3,795,000	Apex Credit CLO 12 Ltd. (d)(e)	2025-12A	Class C1	6.529	4/20/2038	3,823,834
10,000,000	Apex Credit CLO 12 Ltd. (d)(e)	2025-12A	Class D2	8.529	4/20/2038	10,046,235
6,000,000	APIDOS CLO XLI Ltd. (d)(e)	2022-41A	Class CR	6.275	10/20/2037	6,038,202
1,000,000	Apidos CLO XXII (d)(e)	2015-22A	Class BR	6.537	4/20/2031	1,005,857
2,000,000	Ares LXII CLO Ltd. (d)(e)	2021-62A	Class B	6.230	1/25/2034	2,002,242
3,700,000	Ares LXX CLO Ltd. (d)(e)	2023-70A	Class B1	6.718	10/25/2035	3,719,442
6,000,000	Ares LXX CLO Ltd. (d)(e)	2023-70A	Class C	7.218	10/25/2035	6,031,190
4,000,000	Athena CLO III, LLC (d)(e)	2024-3A	Class B	7.019	4/20/2036	4,038,610
6,000,000	Athena CLO III, LLC (d)(e)	2024-3A	Class C	7.769	4/20/2036	6,071,405
6,000,000	Atlantic Avenue 2023-1 Ltd. (d)(e)	2023-1A	Class C	7.975	10/20/2036	6,044,483
6,000,000	Atlantic Avenue 2024-2 Ltd. (d)(e)	2024-2A	Class C	7.425	4/20/2037	6,068,123
2,250,000	Atlas Senior Loan Fund XXI Ltd. (d)(e)	2023-21A	Class C	8.525	7/20/2035	2,273,018
1,750,000	Bain Capital Credit CLO 2022-3 Ltd. (d)(e)	2022-3A	Class CR	6.222	7/15/2035	1,754,291
2,000,000	Bain Capital Credit CLO 2023-4 Ltd. (d)(e)	2023-4A	Class B	6.825	10/21/2036	2,010,373
2,000,000	Bain Capital Credit CLO 2023-4 Ltd. (d)(e)	2023-4A	Class C	7.225	10/21/2036	2,010,188
1,200,000	Ballyrock CLO 2020-2 Ltd. (d)(e)	2020-2A	Class A2R	6.137	10/20/2031	1,203,279
3,000,000	Ballyrock CLO 25 Ltd. (d)(e)	2023-25A	Class C2R	8.068	1/25/2038	3,007,303
8,000,000	Barings CLO Ltd. 2019-II (d)(e)	2019-2A	Class D2RR	8.568	1/15/2038	8,045,038
10,000,000	Barings CLO Ltd. 2021-III (d)(e)	2021-3A	Class CR	6.229	1/18/2035	10,024,544
1,000,000	Battalion CLO 18 Ltd. (d)(e)	2020-18A	Class DR	8.029	10/15/2036	996,863
5,000,000	Battalion CLO IX Ltd. (d)(e)	2015-9A	Class DR	7.829	7/15/2031	5,000,000
1,000,000	Battalion CLO X Ltd. (d)(e)	2016-10A	Class BR2	6.630	1/25/2035	1,003,412
2,000,000	Battalion CLO XIX Ltd. (d)(e)	2021-19A	Class B	6.179	4/15/2034	2,003,538
2,000,000	Battalion CLO XX Ltd. (d)(e)	2021-20A	Class D2R	8.468	4/15/2038	1,940,877
1,000,000	Beechwood Park CLO Ltd. (d)(e)	2019-1A	Class B2AR	6.072	1/17/2035	1,001,776
4,050,000	Benefit Street Partners CLO XIV Ltd. (d)(e)	2018-14A	Class CR	6.325	10/20/2037	4,077,852
2,000,000	Benefit Street Partners CLO VIII Ltd. (d)(e)	2015-8A	Class BR	6.437	1/20/2031	2,007,371
3,000,000	Benefit Street Partners CLO XXXII Ltd. (d)(e)	2023-32A	Class B	6.718	10/25/2036	3,015,764
3,125,000	Benefit Street Partners CLO Ltd. (d)(e)	2015-6BR	Class D2R	8.075	4/20/2038	3,089,380
5,000,000	Birch Grove CLO 2 Ltd. (d)(e)	2021-2A	Class C1R	6.375	10/19/2037	5,037,894
3,000,000	Birch Grove CLO 7 Ltd. (d)(e)	2023-7A	Class B	7.175	10/20/2036	3,019,584
5,000,000	Birch Grove CLO 7 Ltd. (d)(e)	2023-7A	Class C	7.575	10/20/2036	5,030,759
2,110,000	Birch Grove CLO 9 Ltd. (d)(e)	2024-9A	Class C	6.332	10/22/2037	2,123,653
19,000,000	Black Diamond CLO 2024-1 Ltd. (d)(e)	2024-1A	Class C1	6.668	10/25/2037	19,160,071
10,000,000	BlackRock Baker CLO 2021-1 Ltd. (d)(e)	2021-8A	Class C	7.179	1/15/2034	10,031,922
12,500,000	BlackRock Shasta CLO XIII, LLC (d)(e)	2024-1A	Class C	7.368	7/15/2036	12,566,215

The accompanying notes are an integral part of these financial statements.

Leader High Quality Income Fund

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 87.29% (continued)
	Collateralized Loan Obligations - 74.76% (continued)
$2,400,000	BlueMountain CLO 2016-3 Ltd. (d)(e)	2016-3A	Class CR	6.788	11/15/2030	$2,415,377
1,000,000	BlueMountain CLO XXII Ltd. (d)(e)	2018-22A	Class C	6.529	7/15/2031	1,007,987
3,000,000	BlueMountain CLO XXXI Ltd. (d)(e)	2021-31A	Class C	6.587	4/19/2034	3,005,188
2,150,000	Brightwood Capital MM CLO 2023-1 Ltd. (d)(e)	2023-1A	Class D	10.778	10/15/2035	2,164,467
2,000,000	Brightwood Capital MM CLO 2019-1 Ltd. (d)(e)	2019-1A	Class DR	9.108	10/15/2034	2,000,511
8,000,000	Brightwood Capital MM CLO 2024-2 Ltd. (d)(e)	2024-2A	Class C	8.168	4/15/2036	8,117,958
6,000,000	Bryant Park Funding 2023-21 Ltd. (d)(e)	2023-21A	Class B	7.079	10/18/2036	6,035,462
2,000,000	Bryant Park Funding 2023-21 Ltd. (d)(e)	2023-21A	Class C	7.829	10/18/2036	2,013,218
5,000,000	Bryant Park Funding 2024-25 Ltd. (d)(e)	2024-25A	Class D2	8.329	1/18/2038	4,992,684
6,000,000	Canyon Capital CLO 2023-1 Ltd. (d)(e)	2023-1A	Class B	6.968	10/15/2036	6,033,584
3,000,000	Canyon Capital CLO 2023-1 Ltd. (d)(e)	2023-1A	Class C	7.318	10/15/2036	3,015,587
5,000,000	Canyon CLO 2025-1 Ltd. (d)(e)	2025-1A	Class D2	8.186	4/15/2038	4,987,613
2,000,000	Capital Four US CLO III Ltd. (d)(e)	2022-2A	Class C1R	6.525	4/21/2038	2,016,433
5,000,000	Capital Four US CLO III Ltd. (d)(e)	2022-2A	Class D2R	8.325	4/21/2038	5,024,479
3,000,000	Carlyle Global Market Strategies CLO 2013-3 Ltd. (d)(e)	2013-3A	Class BR	6.279	10/15/2030	3,014,446
1,000,000	Carlyle Global Market Strategies CLO 2014-1 Ltd. (d)(e)	2014-1A	Class CR2	6.384	4/17/2031	1,003,585
1,000,000	Carlyle Global Market Strategies CLO 2014-5 Ltd. (d)(e)	2014-5A	Class CRR	6.829	7/15/2031	1,005,124
3,750,000	Carlyle US CLO 2021-7 Ltd. (d)(e)	2021-7A	Class D2R	8.318	4/15/2040	3,660,345
1,000,000	Carlyle US CLO 2021-8 Ltd. (d)(e)	2021-8A	Class B	6.229	10/15/2034	1,004,020
5,000,000	Carlyle US CLO 2022-6 Ltd. (d)(e)	2022-6A	Class BR	6.718	10/25/2036	5,026,271
13,500,000	Carlyle US CLO 2022-6 Ltd. (d)(e)	2022-6A	Class CR	7.168	10/25/2036	13,568,214
4,000,000	Carlyle US CLO 2023-2 Ltd. (d)(e)	2023-2A	Class CR	6.219	7/20/2038	5,030,088
5,000,000	Carlyle US CLO 2023-5 Ltd. (d)(e)	2023-5A	Class B	6.964	1/27/2036	10,074,964
10,000,000	Carlyle US CLO 2023-5 Ltd. (d)(e)	2023-5A	Class C	7.314	1/27/2036	3,999,818
3,000,000	CarVal CLO IX-C Ltd. (d)(e)	2024-1A	Class C	6.825	4/20/2037	3,019,313
7,000,000	Cedar Funding XII CLO Ltd. (d)(e)	2020-12A	Class CRR	6.218	1/25/2038	7,031,219
6,000,000	CFIP CLO 2017-1 Ltd. (d)(e)	2017-1A	Class CR	7.191	10/18/2034	6,018,540
2,000,000	Churchill NCDLC CLO-III, LLC (d)(e)	2024-1A	Class B	6.975	4/20/2036	2,017,981
4,000,000	CIFC Funding 2014-II-R Ltd. (d)(e)	2014-2RA	Class D2AR	9.319	10/24/2037	4,018,026
2,000,000	CIFC Funding 2024-III Ltd. (d)(e)	2024-3A	Class C	6.525	7/21/2037	2,015,155
10,000,000	CIFC Funding 2025-IV Ltd. (d)(e)	2025-4A	Class A2	0.000	10/24/2038	10,000,000
7,000,000	Columbia Cent CLO 33 Ltd. (d)(e)	2024-33A	Class C1	7.025	4/20/2037	7,047,006
2,500,000	Columbia Cent CLO 32 Ltd. (d)(e)	2022-32A	Class C1	7.489	7/24/2034	2,514,799
3,000,000	Cook Park CLO Ltd. (d)(e)	2018-1A	Class C	6.334	4/17/2030	3,017,428
2,000,000	Crown City CLO IV (d)(e)	2022-4A	Class B1R	7.125	4/20/2037	2,015,324
8,000,000	Diameter Capital CLO 5 Ltd. (d)(e)	2023-5A	Class A2	6.718	10/15/2036	8,038,954
1,000,000	Dryden 30 Senior Loan Fund (d)(e)	2013-30A	Class CR	6.288	11/15/2028	1,003,273
3,500,000	Dryden 42 Senior Loan Fund (d)(e)	2016-42A	Class D1BR	8.818	7/15/2037	3,514,531
2,625,000	Dryden 42 Senior Loan Fund (d)(e)	2016-42A	Class D2RR	9.418	7/15/2037	2,638,872
1,000,000	Dryden 49 Senior Loan Fund (d)(e)	2017-49A	Class CR	6.641	7/18/2030	1,004,384

The accompanying notes are an integral part of these financial statements.

Leader High Quality Income Fund

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 87.29% (continued)
	Collateralized Loan Obligations - 74.76% (continued)
$1,000,000	Dryden 60 CLO Ltd. (d)(e)	2018-60A	Class C	6.629	7/15/2031	$1,004,303
2,000,000	Dryden 80 CLO Ltd. (d)(e)	2019-80A	Class CR	6.472	1/17/2033	2,005,736
6,600,000	Dryden 93 CLO Ltd. (d)(e)	2021-93A	Class D2R	8.418	1/15/2038	6,406,138
8,000,000	Dryden 107 CLO Ltd. (d)(e)	2023-107A	Class C	7.326	8/15/2035	8,031,156
1,000,000	Elevation CLO 2017-8 Ltd. (d)(e)	2017-8A	Class C	6.630	10/25/2030	1,006,347
4,100,000	Elevation CLO 2020-11 Ltd. (d)(e)	2020-11A	Class D1BR	9.318	10/15/2037	4,118,329
10,750,000	Elevation CLO 2023-17 Ltd. (d)(e)	2023-17A	Class C	7.825	10/20/2036	10,821,124
16,000,000	Elevation CLO 2025-18 Ltd. (d)(e)	2025-18A	Class D1	7.235	3/28/2038	15,961,120
9,000,000	Elevation CLO 2025-18 Ltd. (d)(e)	2025-18A	Class D2	8.285	3/28/2038	9,039,867
5,000,000	Elmwood CLO 39 Ltd. (d)(e)	2025-2A	Class D2	7.834	4/17/2038	4,936,148
3,750,000	Elmwood CLO VII Ltd. (d)(e)	2020-4A	Class CRR	6.322	10/17/2037	3,775,728
2,500,000	Elmwood CLO XI Ltd. (d)(e)	2021-4A	Class D2R	8.025	1/20/2038	2,504,193
1,100,000	Gallatin CLO XI 2024-1 Ltd. (d)(e)	2024-1A	Class C	6.625	10/20/2037	1,108,329
8,000,000	Generate CLO 4 Ltd. (d)(e)	4A	Class D2RR	9.125	7/20/2037	8,037,994
9,000,000	Golub Capital Partners CLO 71 M (d)(e)	2024-71A	Class B	6.898	2/9/2037	9,065,704
15,000,000	Golub Capital Partners CLO 71 M (d)(e)	2024-71A	Class C	7.548	2/9/2037	15,127,318
2,450,000	Greywolf CLO II Ltd. (d)(e)	2013-1A	Class A2AR	6.178	4/15/2034	2,454,335
2,000,000	Halseypoint CLO II Ltd. (d)(e)	2020-2A	Class D2R	9.325	7/20/2037	2,006,474
10,000,000	Hayfin US XV Ltd. (d)(e)	2024-15A	Class C	7.014	4/28/2037	10,101,156
3,000,000	HPS Loan Management 2024-20 Ltd. (d)(e)	2024-20A	Class C	6.518	7/25/2037	3,019,170
6,000,000	HPS Loan Management 2023-18 Ltd. (d)(e)	2023-18A	Class A2R	5.875	7/20/2039	5,995,999
4,600,000	ICG US CLO 2017-1 Ltd. (d)(e)	2017-1A	Class CRR	6.975	7/28/2034	4,619,871
1,000,000	ICG US CLO 2020-1 Ltd. (d)(e)	2020-1A	Class DR	8.187	1/20/2035	1,003,956
10,000,000	Invesco US CLO 2023-3 Ltd. (d)(e)	2023-3A	Class CR	6.218	7/15/2038	9,999,899
13,500,000	Invesco US CLO 2023-4 Ltd. (d)(e)	2023-4A	Class C	7.329	1/18/2037	13,619,220
2,150,000	KKR CLO 22 Ltd. (d)(e)	22A	Class B	6.187	7/20/2031	2,158,717
10,420,000	KKR CLO 35 Ltd. (d)(e)	35A	Class BR	5.925	1/20/2038	10,439,032
5,000,000	KKR CLO 36 Ltd. (d)(e)	36A	Class C	6.729	10/15/2034	5,017,834
6,600,000	LCM 26 Ltd. (d)(e)	26A	Class C	6.387	1/20/2031	6,623,705
3,500,000	LCM 30 Ltd. (d)(e)	30A	Class CR	6.587	4/20/2031	3,510,742
3,600,000	LCM 40 Ltd. (d)(e)	40A	Class D2R	9.248	1/15/2038	3,618,994
2,000,000	LCM XIV LP (d)(e)	14A	Class CR	6.437	7/20/2031	2,017,002
1,250,000	LCM XVI LP (d)(e)	16A	Class CR2	6.729	10/15/2031	1,255,487
3,000,000	LCM XVII LP (d)(e)	17A	Class CRR	6.679	10/15/2031	3,012,743
5,000,000	LCM XVIII LP (d)(e)	18A	Class CR	6.437	4/20/2031	5,018,189
4,000,000	Madison Park Funding XLII Ltd. (d)(e)	13A	Class C	6.381	11/21/2030	4,014,500
10,000,000	Madison Park Funding LXII Ltd. (d)(e)	2022-62A	Class CR2	6.323	7/16/2038	10,000,000
11,000,000	Madison Park Funding XXXVI Ltd. (d)(e)	2019-36A	Class D2RR	8.018	4/15/2035	10,887,402
2,000,000	Madison Park Funding LXIX Ltd. (d)(e)	2024-69A	Class D2	9.068	7/25/2037	2,014,289
1,500,000	Magnetite Xli Ltd. (d)(e)	2024-41A	Class D2	8.168	1/25/2038	1,524,626
1,515,000	Magnetite XXXIV Ltd. (d)(e)	2023-34A	Class D2R	7.868	1/15/2038	1,488,379
3,000,000	Magnetite XXXVIII Ltd. (d)(e)	2024-38A	Class C	6.718	4/15/2037	3,019,153
7,500,000	Marble Point CLO XVIII Ltd. (d)(e)	2020-2A	Class CR2	6.318	3/15/2038	7,525,412

The accompanying notes are an integral part of these financial statements.

Leader High Quality Income Fund

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 87.29% (continued)
	Collateralized Loan Obligations - 74.76% (continued)
$10,400,000	Nassau 2018-II Ltd. (d)(e)	2018-IIA	Class C	7.129	10/15/2031	$10,509,232
3,500,000	Nassau 2019-I Ltd. (d)(e)	2019-IA	Class BR	7.179	4/15/2031	3,528,356
5,000,000	Nassau 2019-II Ltd. (d)(e)	2019-IIA	Class BN	7.029	10/15/2032	5,024,803
1,000,000	Neuberger Berman CLO XXI Ltd. (d)(e)	2016-21A	Class D2R3	8.275	1/20/2039	995,351
1,000,000	Neuberger Berman CLO XXII Ltd. (d)(e)	2016-22A	Class D2R2	9.072	4/15/2038	1,006,126
2,500,000	Neuberger Berman Loan Advisers CLO 26 Ltd. (d)(e)	2017-26A	Class D2R	8.679	10/18/2038	2,504,502
2,500,000	Newark BSL CLO 2 Ltd. (d)(e)	2017-1A	Class BR	6.330	7/25/2030	2,518,597
24,000,000	NGC 2024-I Ltd. (d)(e)	2024-1A	Class C	6.975	7/20/2037	24,192,473
2,000,000	NGC 2024-I Ltd. (d)(e)	2024-1A	Class D1	8.525	7/20/2037	2,010,709
1,200,000	NGC CLO 2 Ltd. (d)(e)	2025-2A	Class C1	6.480	4/20/2038	1,208,211
12,000,000	Northwoods Capital 22 Ltd. (d)(e)	2020-22A	Class CRR	7.168	9/16/2031	12,118,914
12,200,000	Northwoods Capital XI-B Ltd. (d)(e)	2018-11BA	Class CR	6.825	7/19/2037	12,280,454
5,589,000	Oaktree CLO 2019-2 Ltd. (d)(e)	2019-2A	Class BRR	6.518	10/15/2037	5,631,872
4,000,000	Oaktree CLO 2023-2 Ltd. (d)(e)	2023-2A	Class CR	6.275	7/20/2038	4,009,809
2,000,000	Oaktree CLO 2024-27 Ltd. (d)(e)	2024-27A	Class D2	8.532	10/22/2037	2,009,054
1,025,000	Obra CLO 1 Ltd. (d)(e)	2024-1A	Class D2	8.259	1/20/2038	1,036,398
15,000,000	Ocean Trails CLO XV Ltd. (d)(e)	2024-15A	Class C	7.168	1/15/2037	15,099,038
4,000,000	OCP CLO 2014-5 Ltd. (d)(e)	2014-5A	Class BR	6.375	4/26/2031	4,022,000
1,000,000	OCP CLO 2019-16 Ltd. (d)(e)	2019-16A	Class CR	6.440	4/10/2033	1,002,723
2,000,000	Octagon 52 Ltd. (d)(e)	2021-1A	Class CR	6.569	7/23/2037	2,015,188
3,000,000	Octagon Investment Partners 46 Ltd. (d)(e)	2020-2A	Class CR	6.779	7/15/2036	3,011,522
5,000,000	Octagon Investment Partners 46 Ltd. (d)(e)	2020-2A	Class DR	7.879	7/15/2036	5,017,014
1,000,000	Octagon Investment Partners XVII Ltd. (d)(e)	2013-1A	Class CR2	6.280	1/25/2031	1,005,940
18,000,000	OFSI BSL CLO XIII Ltd. (d)(e)	2024-13A	Class C	7.025	4/20/2037	18,137,120
1,200,000	OFSI BSL IX Ltd. (d)(e)	2018-1A	Class C	6.579	7/15/2031	1,205,000
6,000,000	OFSI BSL XII Ltd. (d)(e)	2023-12A	Class D2R	8.325	1/20/2038	5,859,776
5,625,000	OFSI BSL XIV CLO Ltd. (d)(e)	2024-14A	Class D2	9.475	7/20/2037	5,658,193
3,000,000	OHA Credit Funding 15-R Ltd. (d)(e)	2023-15RA	Class B1	5.965	7/20/2038	3,007,249
2,000,000	OHA Credit Partners VII Ltd. (d)(e)	2012-7A	Class D2R4	7.822	2/20/2038	1,991,098
4,750,000	Palmer Square CLO 2021-1 Ltd. (d)(e)	2021-1A	Class C2R	7.875	4/20/2038	4,633,924
1,000,000	Park Blue CLO 2022-1 Ltd. (d)(e)	2022-1A	Class CR	6.425	10/20/2037	1,007,155
3,000,000	PPM CLO 3 Ltd. (d)(e)	2019-3A	Class CR	6.534	4/17/2034	3,015,280
1,500,000	PPM CLO 3 Ltd. (d)(e)	2019-3A	Class DR	7.684	4/17/2034	1,480,385
2,500,000	Rad CLO 10 Ltd. (d)(e)	2021-10A	Class C	6.331	4/23/2034	2,511,950
5,000,000	Rad CLO 16 Ltd. (d)(e)	2022-16A	Class CR	6.768	7/15/2037	5,036,893
2,000,000	Rad CLO 25 Ltd. (d)(e)	2024-25A	Class C2	6.725	7/20/2037	2,014,876
4,000,000	Sculptor CLO XXVI Ltd. (d)(e)	26A	Class CR	6.525	1/20/2038	4,023,673
1,000,000	Signal Peak CLO 5 Ltd. (d)(e)	2018-5A	Class CR	7.018	4/25/2037	1,007,084
7,300,000	Sound Point CLO VII-R Ltd. (d)(e)	2014-3RA	Class D	7.981	10/23/2031	6,998,508
4,050,000	Sound Point CLO IV-R Ltd. (d)(e)	2013-3RA	Class D	7.841	4/18/2031	3,881,555
6,500,000	Steele Creek CLO 2018-1 Ltd. (d)(e)	2018-1A	Class D	7.429	4/15/2031	6,506,094
6,250,000	Steele Creek CLO 2016-1 Ltd. (d)(e)	2016-1A	Class DR	7.480	6/16/2031	6,233,499
5,000,000	Sycamore Tree CLO 2024-5 Ltd. (d)(e)	2024-5A	Class C	7.075	4/20/2036	5,021,862
6,000,000	Symphony CLO XV Ltd. (d)(e)	2014-15A	Class CR3	6.934	1/17/2032	6,024,550

The accompanying notes are an integral part of these financial statements.

Leader High Quality Income Fund

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 87.29% (continued)
	Collateralized Loan Obligations - 74.76% (continued)
$1,020,000	TCI-Symphony CLO 2017-1 Ltd. (d)(e)	2017-1A	Class CR	6.379	7/15/2030	$1,024,084
5,000,000	TCW CLO 2019-2 Ltd. (d)(e)	2019-2A	Class CR2	6.225	1/20/2038	5,019,734
8,000,000	TCW CLO 2021-1 Ltd. (d)(e)	2021-1A	Class D2R1	8.325	1/20/2038	7,691,418
4,200,000	THL Credit Wind River 2017-3 CLO Ltd. (d)(e)	2017-3A	Class CR	7.079	4/15/2035	4,200,000
500,000	TICP CLO VII Ltd. (d)(e)	2017-7A	Class DR	7.779	4/15/2033	501,480
2,000,000	Trinitas CLO IX Ltd. (d)(e)	2018-9A	Class CRR	6.837	1/20/2032	2,013,876
3,000,000	Trinitas CLO VII Ltd. (d)(e)	2017-7A	Class D1R	8.080	1/25/2035	2,980,301
2,000,000	Trinitas CLO X Ltd. (d)(e)	2019-10A	Class CR	6.818	1/15/2035	2,007,207
2,500,000	Trinitas CLO XV Ltd. (d)(e)	2021-15A	Class C	6.944	4/22/2034	2,509,962
6,500,000	Trinitas CLO XXII Ltd. (d)(e)	2023-22A	Class C	8.125	7/20/2036	6,500,000
2,500,000	Trysail CLO 2021-1 Ltd. (d)(e)	2021-1A	Class C	6.987	7/20/2032	2,510,130
8,000,000	VCC CLO 1, LLC (d)(e)	2024-1A	Class C	6.975	10/20/2036	8,090,655
1,200,000	Vibrant CLO XR Ltd. (d)(e)	2018-10RA	Class B	7.175	4/20/2036	1,209,589
1,300,000	Voya 2012-4 Ltd. (d)(e)	2012-4A	Class BR3	6.529	10/15/2030	1,307,986
1,000,000	Voya CLO 2014-4 Ltd. (d)(e)	2014-4A	Class CR2	7.932	7/14/2031	1,002,717
1,250,000	Voya CLO 2015-3 Ltd. (d)(e)	2015-3A	Class BR	6.787	10/20/2031	1,256,368
1,590,000	Voya CLO 2024-1 Ltd. (d)(e)	2024-1A	Class C	6.718	4/15/2037	1,604,170
4,000,000	Warwick Capital CLO 2 Ltd. (d)(e)	2023-2A	Class B	7.018	1/15/2037	4,032,993
3,500,000	Warwick Capital CLO 2 Ltd. (d)(e)	2023-2A	Class C	7.768	1/15/2037	3,532,803
5,500,000	Warwick Capital CLO 3 Ltd. (d)(e)	2024-3A	Class C	7.075	4/20/2037	5,541,623
1,500,000	Warwick Capital CLO 1 Ltd. (d)(e)	2023-1A	Class C	7.975	10/20/2036	1,511,121
5,000,000	Wellfleet CLO X Ltd. (d)(e)	2019-XA	Class CR2	7.625	7/20/2032	5,013,769
5,500,000	Wellfleet CLO 2021-2 Ltd. (d)(e)	2021-2A	Class C	6.929	7/15/2034	5,521,359
1,000,000	Wellfleet CLO 2021-2 Ltd. (d)(e)	2021-2A	Class D	8.179	7/15/2034	1,000,801
4,950,000	Wellfleet CLO 2022-1 Ltd. (d)(e)	2022-1A	Class D2R	8.918	7/15/2037	4,967,677
3,000,000	Wind River 2021-2 CLO Ltd. (d)(e)	2021-2A	Class C	6.537	7/20/2034	3,008,952
9,400,000	Wind River 2021-3 CLO Ltd. (d)(e)	2021-3A	Class D2R	8.275	4/20/2038	9,265,986
7,500,000	Wind River 2021-4 CLO Ltd. (d)(e)	2021-4A	Class D	7.787	1/20/2035	7,331,250
7,000,000	Wind River 2024-1 CLO Ltd. (d)(e)	2024-1A	Class C	7.125	4/20/2037	7,051,641
						917,643,208

	TOTAL ASSET-BACKED SECURITIES (Cost $1,065,851,573)					$1,071,473,103

	CORPORATE BONDS - 3.43%
	Oil & Gas - 3.43%
$10,000,000	Petroleos Mexicanos			6.700	2/16/2032	9,587,500
25,000,000	Petroleos Mexicanos			7.690	1/23/2050	21,312,500
10,000,000	Petroleos Mexicanos			10.000	2/7/2033	11,195,560
						42,095,560

	TOTAL CORPORATE BONDS (Cost $41,100,319)					42,095,560

The accompanying notes are an integral part of these financial statements.

Leader High Quality Income Fund

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT - 7.43%
91,244,403	First American Government Obligations Fund - Class X, 4.23% (f)	91,244,403

	TOTAL SHORT-TERM INVESTMENT (Cost $91,244,403)	91,244,403

	TOTAL INVESTMENTS (Cost $1,227,463,243) - 100.54%	$1,234,219,824

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.54%)	(6,604,784)

	NET ASSETS - 100%	$1,227,615,040

The following abbreviations are used in this portfolio:

CLO - Collateralized Loan Obligation

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited Company

(a)The Liquidity Administrator has determined that these securities are illiquid. As of July 31, 2025, these securities amounted to $0 or 0.00% of net assets.

(b)The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees. See Note 3 to the Notes to the Financial Statements.

(c)Non-income producing security.

(d)Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, the total market value of 144A securities is $1,069,188,678 or 87.09% of net assets.

(e)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)Rate disclosed is the seven day effective yield as of July 31, 2025.

(g)Affiliated investment company. See Note 9 to the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Leader Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2025

	Leader Capital Short Term High Yield Bond Fund	Leader Capital High Quality Income Fund
Assets:
Investments in securities of unaffiliated issuers at cost:	$153,784,357	$1,198,607,363
Investments in securities of affiliated issuers at cost:	—	28,855,880
Investments in securities of unaffiliated issuers at value:	152,724,141	1,204,813,066
Investments in securities of affiliated issuers at value:	—	29,406,758
Receivables:
Interest	849,433	5,864,741
Dividends from affiliated issuer	—	192,716
Fund shares sold	704,741	6,117,402
Investments sold	—	3,075,208
Receivable from affiliated issuer	—	841,369
Receivable for NAV error (see Note 2)	972,265	—
Prepaid expenses	373,770	247,760
Total assets	155,624,350	1,250,559,020

Liabilities:
Payables:
Investments purchased	—	14,278,544
Fund shares redeemed	120,646	1,610,760
Distributions	976,614	5,965,693
Due to Adviser	9,786	674,048
Accrued distribution (12b-1) fees	82,684	59,143
Due to administrator, fund accountant and transfer agent	16,338	103,788
Accrued trustee fees	30,754	50,832
Accrued expenses	51,203	201,172
Total liabilities	1,288,025	22,943,980
Commitments and contingencies (a)	—	—
Net Assets	$154,336,325	$1,227,615,040

Net Assets consist of:
Paid-in capital	$236,826,389	$1,273,427,050
Total distributable earnings (accumulated deficit)	(82,490,064)	(45,812,010)
Total Net Assets	$154,336,325	$1,227,615,040

Investor Class Shares:
Net assets	$36,526,884	79,531,498
Shares outstanding (unlimited number of shares authorized, no par value)	4,449,295	7,183,783
Net asset value, offering price and redemption price per share	$8.21	$11.07

Institutional Class Shares:
Net assets	$117,809,441	1,140,208,116
Shares outstanding (unlimited number of shares authorized, no par value)	14,491,349	102,733,069
Net asset value, offering price and redemption price per share	$8.13	$11.10

Class A Shares (b):
Net assets	$—	$7,875,426
Shares outstanding (unlimited number of shares authorized, no par value)	—	679,450
Net asset value and redemption price per share	$—	$11.59
Offering price per share (net asset value plus maximum sales charge of 4.00%)	$—	$12.07

(a)See Note 14 in the Notes to Financial Statements.

(b)Class A shares are normally subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) on shares redeemed within the first 18 months of purchase.

See accompanying notes which are an integral part of these financial statements.

Leader Funds Trust

STATEMENTS OF OPERATIONS

For the Year Ended July 31, 2025

	Leader Capital Short Term High Yield Bond Fund	Leader Capital High Quality Income Fund

Investment income:
Interest	$13,613,560	$72,753,220
Dividends	113,078	11,511
Dividends from affiliates	—	2,100,475
Total investment income	13,726,638	74,865,206

Expenses:
Investment advisory fees(a)	947,394	6,902,057
Distribution (12b-1) fees - Investor Class	183,326	275,328
Distribution (12b-1) fees - Class A	—	17,429
Shareholder services fees	94,796	1,617,299
Accounting, administration and transfer agent fees and expenses(a)	196,387	1,010,954
Miscellaneous expenses	87,740	368,601
Registration expenses	57,380	92,788
Legal expenses	22,265	255,500
Trustee fees and expenses	16,976	365,000
Compliance fees(a)	24,896	30,400
Insurance expenses	19,423	47,254
Custodian expenses	14,600	94,222
Audit expenses	27,537	27,375
Printing expenses	8,627	18,250
Pricing expenses	49,072	50,432
Shareholder network fees	15,297	15,979
Total expenses	1,765,716	11,188,868
Expenses voluntarily waived by Adviser for affiliated holdings	(154,857)	—
Net expenses	1,610,859	11,188,868

Net Investment Income (Loss)	12,115,779	63,676,338

Realized and unrealized gain (loss) on investment securities:
Net realized gain (loss) on investments	2,062,241	2,297,532
Net realized gain (loss) on investments from affiliates	—	334,573
Change in unrealized appreciation (depreciation) on investments	(746,808)	(6,222,975)
Change in unrealized appreciation on investments from affiliates	—	508,965
Net realized and unrealized gain (loss) on investments	1,315,433	(3,081,905)

Net Increase in Net Assets Resulting from Operations	$13,431,212	$60,594,433

(a)See Note 6 in the Notes to Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS

July 31, 2025

	Leader Capital Short Term High Yield Bond Fund
	For the Year Ended July 31, 2025		For the Year Ended July 31, 2024
			(Restated)
Increase in Net Assets due to:
Operations:
Net investment income	$12,115,779		$5,579,184
Net realized gain on investment securities	2,062,241		1,762,359
Change in unrealized appreciation (depreciation) on investment securities	(746,808)		1,840,011
Net increase in net assets resulting from operations	13,431,212		9,181,554

Distributions to shareholders from:
Distributable earnings - Investor Class	(3,472,783)		(2,263,362)
Distributable earnings - Institutional Class	(9,076,467)		(3,211,406)
Total Distributions	(12,549,250)		(5,474,768)

From Shares of Beneficial Interest
Proceeds from shares sold:
Investor Class	31,925,817	(1)	19,293,396	(3)
Institutional Class	113,865,890	(1)	59,756,688	(3)
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	2,668,681		1,807,531
Institutional Class	5,409,585		2,480,340
Payments from shares redeemed:
Investor Class	(31,234,936	)(2)	(4,599,003	)(4)
Institutional Class	(71,669,858	)(2)	(7,050,793	)(4)
Net increase / (decrease) in net assets from shares of beneficial interest	50,965,179		71,688,159

Total Increase in Net Assets	51,847,141		75,394,945

Net Assets:
Beginning of year	$102,489,184		27,094,239

End of year	$154,336,325		$102,489,184

(1)Net of $118,601 and $1,527,949 for Investor Class and Institutional Class, respectively, for the affect of the 2025 NAV error adjustment (see Note 10).

(2)Net of $99,834 and $872,428 for Investor Class and Institutional Class, respectively, for the affect of the 2025 NAV error adjustment (see Note 10).

(3)Net of $706,367 and $2,783,489 for Investor Class and Institutional Class, respectively, for the affect of the 2024 NAV error adjustment (see Note 10).

(3)Net of $219,600 and $415,996 for Investor Class and Institutional Class, respectively, for the affect of the 2025 NAV error adjustment (see Note 10).

See accompanying notes which are an integral part of these financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

July 31, 2025

	Leader Capital Short Term High Yield Bond Fund
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
		(Restated)
Share Activity
Investor Class:
Shares sold	3,852,917	2,440,389
Shares reinvested	325,204	225,687
Shares redeemed	(3,804,846)	(594,680)
Net increase / (decrease) in shares of beneficial interest outstanding	373,275	2,071,396
Institutional Class:
Shares sold	13,900,720	7,543,549
Shares reinvested	659,512	303,959
Shares redeemed	(8,696,345)	(899,221)
Net increase / (decrease) in shares of beneficial interest outstanding	5,863,887	6,948,287

Shares Outstanding
Investor Class:
Beginning of year	4,076,020	2,004,624
End of year	4,449,295	4,076,020

Institutional Class:
Beginning of year	8,627,462	1,679,175
End of year	14,491,349	8,627,462

See accompanying notes which are an integral part of these financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

July 31, 2025

	Leader Capital High Quality Income Fund
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
Increase in Net Assets due to:
Operations:
Net investment income	$63,676,338	$37,542,721
Net realized gain (loss) on investment securities	2,632,105	(5,607,378)
Change in unrealized appreciation (depreciation) on investment securities	(5,714,010)	8,665,073
Net increase in net assets resulting from operations	60,594,433	40,600,416

Distributions to shareholders from:
Distributable earnings - Investor Class	(4,099,316)	(3,226,823)
Distributable earnings - Institutional Class	(59,189,427)	(33,991,167)
Distributable earnings - Class A	(404,087)	(169,627)
Total Distributions	(63,692,830)	(37,387,617)

From Shares of Beneficial Interest
Proceeds from shares sold:
Investor Class	41,654,323	52,284,901
Institutional Class	752,940,824	676,167,312
Class A	2,744,704	5,779,626
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	3,880,966	3,033,505
Institutional Class	51,296,081	27,703,092
Class A	400,342	169,607
Payments for shares redeemed:
Investor Class	(33,595,344)	(20,417,310)
Institutional Class	(436,895,343)	(203,815,126)
Class A	(968,475)	(500,257)
Proceeds from redemption fees	—	—
Net increase (decrease) in net assets from share transactions	381,458,078	540,405,350

Total Increase (Decrease) in Net Assets	378,359,681	543,618,149

Net Assets:
Beginning of year	$849,255,359	305,637,210

End of year	$1,227,615,040	$849,255,359

See accompanying notes which are an integral part of these financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

July 31, 2025

	Leader Capital High Quality Income Fund
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
Share Activity
Investor Class:
Shares sold	3,749,946	4,716,801
Shares reinvested	349,207	273,492
Shares redeemed	(3,023,660)	(1,841,787)
Net increase / (decrease) in shares of beneficial interest outstanding	1,075,493	3,148,506

Institutional Class:
Shares sold	67,582,940	60,861,962
Shares reinvested	4,604,356	2,490,911
Shares redeemed	(39,231,744)	(18,372,537)
Net increase / (decrease) in shares of beneficial interest outstanding	32,955,552	44,980,336

Class A:
Shares sold	231,198	502,182
Shares reinvested	34,407	14,625
Shares redeemed	(83,216)	(43,120)
Net increase / (decrease) in shares of beneficial interest outstanding	182,389	473,687

Shares Outstanding
Investor Class:
Beginning of year	6,108,290	2,959,784
End of year	7,183,783	6,108,290

Institutional Class:
Beginning of year	69,777,517	24,797,181
End of year	102,733,069	69,777,517

Class A:
Beginning of year	497,061	23,374
End of year	679,450	497,061

See accompanying notes which are an integral part of these financial statements.

Leader Capital Short Term High Yield Bond Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Investor Class
	For the Years Ended				Period Ended July 31, 2023(8)		For the Years Ended
	July 31, 2025		July 31, 2024				May 31, 2023		May 31, 2022		May 31, 2021
			(Restated)		(Restated)		(Restated)		(Restated)
Net Asset Value, Beginning of Year/Period	$8.08		$7.30		$6.87		$7.96		$9.10		$7.67

Investment Operations:
Net investment income(1)	0.74		0.91		0.12		0.34		0.44		0.17
Net realized and unrealized gain (loss) on investments	0.17		0.98		0.45		(0.98)		(1.22)		1.40
Total from investment operations	0.91		1.89		0.57		(0.64)		(0.78)		1.57

Less distributions from:
Net investment income	(0.78)		(0.92)		(0.15)		(0.42)		(0.34)		(0.14)
Return of capital	—		—		—		(0.07)		—		—
Total distributions	(0.78)		(0.92)		(0.15)		(0.49)		(0.34)		(0.14)

Impact of NAV error	0.00	(11)12)	(0.19)	(11)	0.01	(11)	0.04	(11)	(0.02)	(11)	—

Net Asset Value, End of Year/Period	$8.21		$8.08	(9)	$7.30	(9)	$6.87	(9)	$7.96	(9)	$9.10

Total Return(2)	11.76	%(10)	24.20	%(9,10)	8.34	%(7,9,10)	(7.98	)%(9,10)	(9.07	)%(5,9,10)	20.62	%(5)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$36,527		$32,926	(9)	$14,632	(9)	$13,773	(9)	$17,706	(9)	$21,616

Ratio of net expenses to average net assets:
Before waivers(3)	1.75%		1.93%		3.10	%(6)	2.68%		2.78%	%	2.45%
After waivers(3)	1.63%		1.93%		3.10	%(6)	2.68%		2.78%	%	2.45%

Ratio of net investment income to average net assets(3)(4)
Before waivers	8.86%		11.40%		9.37	%(6)	4.42%		4.28%	%	1.96%
After waivers	8.98%		11.40%		9.37	%(6)	4.42%		4.28%	%	1.96%

Portfolio turnover rate	182.71%		225.68%		99.96	%(7)	505.72%		717.77%	%	1030.50%

(1)Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(4)Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)Annualized.

(7)Not annualized.

(8)Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(9)This amount has been restated as a result of a NAV error. See Note 10.

(10)A revision on the valuation of certain securities resulted in an overstated NAV. The impact of the NAV error on Total Return at NAV was 0.00%, 8.22%, 0.58%, (1.41)% and (4.58)% for the years ended July 31, 2025 and July 31, 2024, period ended July 31, 2023 and years ended May 31, 2023 and May 31, 2022, respectively.

(11)Net effect of NAV error on subscribing and redeeming shareholders during period in which the NAV was overstated (see Note 10).

(12)Amount was less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Leader Capital Short Term High Yield Bond Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Institutional Class
	For the Years Ended				Period Ended July 31, 2023(8)		For the Years Ended
	July 31, 2025		July 31, 2024				May 31, 2023		May 31, 2022		May 31, 2021
			(Restated)		(Restated)		(Restated)		(Restated)
Net Asset Value, Beginning of Year/Period	$8.06		$7.42		$6.98		$8.06		$9.19		$7.74

Investment Operations:
Net investment income(1)	0.81		0.96		0.13		0.37		0.49		0.21
Net realized and unrealized gain (loss) on investments	0.14		1.34		0.72		(1.06)		(1.22)		1.41
Total from investment operations	0.95		2.30		0.85		(0.69)		(0.73)		1.62

Less distributions from:
Net investment income	(0.84)		(0.97)		(0.15)		(0.44)		(0.38)		(0.17)
Return of capital	—		—		—		(0.07)		—		—
Total distributions	(0.84)		(0.97)		(0.15)		(0.51)		(0.38)		(0.17)

Impact of NAV error	(0.04	)(10)	(0.69	)(10)	(0.26	)(10)	0.12	(10)	(0.02	)(11)	—

Net Asset Value, End of Year/Period	$8.13		$8.06	(9)	$7.42	(9)	$6.98	(9)	$8.06	(9)	$9.19

Total Return(2)	11.62	%(11)	22.36	%(9,11)	8.36	%(7,9,11)	(7.50	)%(9,11)	(8.54	)%(5,9,11)	21.27%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$117,809		$69,563	(9)	$12,462	(9)	$6,944	(9)	$10,683	(9)	$12,980

Ratio of net expenses to average net assets:
Before waivers(3)	1.25%		1.41%		2.74	%(6)	2.21%		2.28%		1.95%
After waivers(3)	1.13%		1.37%		2.74	%(6)	2.21%		2.28%		1.95%

Ratio of net investment income to average net assets(3)(4)
Before waivers	9.72%		11.69%		9.78	%(6)	4.71%		4.79%		2.49%
After waivers	9.84%		11.73%		9.78	%(6)	4.71%		4.79%		2.49%

Portfolio turnover rate	182.71%		225.68%		99.96	%(7)	505.72%		717.77%		1030.50%

(1)Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(4)Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)Annualized.

(7)Not annualized.

(8)Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(9)This amount has been restated as a result of a NAV error. (see Note 10).

(10)Net effect of NAV error on subscribing and redeeming shareholders during period in which the NAV was overstated (see Note 13).

(11)A revision on the valuation of certain securities resulted in an overstated NAV. The impact of the NAV error on Total Return at NAV was (0.54)%, 8.22%, 0.58%, (1.41)% and (4.58)% for the years ended July 31, 2025 and July 31, 2024, period ended July 31, 2023 and years ended May 31, 2023 and May 31, 2022, respectively.

See accompanying notes which are an integral part of these financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Investor Class
	For the Years Ended		Period Ended July 31, 2023(7)		For the Years Ended
	July 31, 2025	July 31, 2024			May 31, 2023	May 31, 2022	May 31, 2021

Net Asset Value, Beginning of Year	$11.09	$10.98	$10.93		$10.61	$10.57	$9.21

Investment Operations:
Net investment income(1)	0.62	0.70	0.11		0.18	0.26	0.10
Net realized and unrealized gain (loss) on investments	(0.01)	0.12	0.06		0.64	(0.01)	1.32
Total from investment operations	0.61	0.82	0.17		0.82	0.25	1.42

Less distributions from:
Net investment income	(0.63)	(0.71)	(0.12)		(0.50)	(0.21)	(0.06)
Total distributions	(0.63)	(0.71)	(0.12)		(0.50)	(0.21)	(0.06)

Impact of NAV error	0.00 (8)	—	—		—	—	—

Net Asset Value, End of Year	$11.07	$11.09	$10.98		$10.93	$10.61	$10.57

Total Return(2)	5.63%	7.47%	1.56	%(6)	7.73%	2.39%	15.53%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$79,531	$67,767	$32,484		$27,971	$11,073	$15,068

Ratio of net expenses to average net assets:
Including dividend and interest expense(3)	1.40%	1.35%	1.32	%(5)	1.94%	2.33%	3.13%
Excluding dividend and interest expense(3)	1.40%	1.35%	1.32	%(5)	1.94%	2.33%	3.13%

Ratio of net investment income to average net assets(3)(4)	5.60%	6.35%	6.15	%(5)	10.21%	2.37%	1.16%

Portfolio turnover rate	132.76%	112.95%	3.39	%(6)	89.42%	855.36%	1198.55%

(1)Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(4)Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)Annualized.

(6)Not annualized.

(7)Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(8)Amount was less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Institutional Class
	For the Years Ended		Period Ended July 31, 2023(8)		For the Years Ended
	July 31, 2025	July 31, 2024			May 31, 2023	May 31, 2022		May 31, 2021

Net Asset Value, Beginning of Year	$11.12	$11.01	$10.95		$10.61	$10.56		$9.17

Investment Operations:
Net investment income(1)	0.67	0.75	0.12		0.40	0.30		0.13
Net realized and unrealized gain (loss) on investments	(0.02)	0.11	0.07		0.46	(0.01)		1.35
Total from investment operations	0.65	0.86	0.19		0.86	0.29		1.48

Less distributions from:
Net investment income	(0.67)	(0.75)	(0.13)		(0.52)	(0.24)		(0.09)
Total distributions	(0.67)	(0.75)	(0.13)		(0.52)	(0.24)		(0.09)

Impact of NAV error	0.00 (9)	—	—		—	—		—

Net Asset Value, End of Year	$11.10	$11.12	$11.01		$10.95	$10.61		$10.56

Total Return(2)	6.03%	7.81%	1.74	%(7)	8.11%	2.78	%(5)	16.22	%(5)

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$1,140,208	$775,718	$272,895		$207,525	$15,589		$20,784

Ratio of net expenses to average net assets:
Including dividend and interest expense(3)	1.03%	0.97%	0.94	%(6)	2.70%	1.94%		2.72%
Excluding dividend and interest expense(3)	1.03%	0.97%	0.94	%(6)	2.70%	1.94%		2.72%

Ratio of net investment income to average net assets(3)(4)	6.03%	6.71%	6.51	%(6)	22.00%	2.82%		1.51%

Portfolio turnover rate	132.76%	112.95%	3.39	%(7)	89.42%	855.36%		1198.55%

(1)Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(4)Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)Annualized.

(7)Not annualized.

(8)Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(9)Amount was less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Class A
	For the Years Ended		Period Ended
	July 31, 2025	July 31, 2024	July 31, 2023(7)(8)

Net Asset Value, Beginning of Year	$11.61	$11.06	$10.94

Investment Operations:
Net investment income(1)	0.68	0.71	0.04
Net realized and unrealized gain (loss) on investments	(0.03)	0.57	0.16
Total from investment operations	0.65	1.28	0.20

Less distributions from:
Net investment income	(0.67)	(0.73)	(0.08)
Total distributions	(0.67)	(0.73)	(0.08)

Impact of NAV error	0.00 (9)	—	—

Net Asset Value, End of Year	$11.59	$11.61	$11.06

Total Return(2)	5.73%	11.57%	1.83	%(6)

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$7,875	$5,771	$259

Ratio of net expenses to average net assets:
Including dividend and interest expense(3)	1.28%	1.18%	0.83	%(5)
Excluding dividend and interest expense(3)	1.28%	1.18%	0.83	%(5)

Ratio of net investment income to average net assets(3)(4)	5.81%	6.19%	3.09	%(5)

Portfolio turnover rate	132.76%	112.95%	3.39	%(6)

(1)Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(4)Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)Annualized.

(6)Not annualized.

(7)The Leader Capital High Quality Income Fund Class A shares commenced operations on June 21, 2023.

(8)Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 23, 2023 through July 31, 2023.

(9)Amount was less than $0.005 per share.

Leader Funds Trust

Notes to the Financial Statements

July 31, 2025

1.Organization

Leader Funds Trust (the “Trust”), a Delaware statutory trust organized on February 1, 2019, is comprised of the Leader Capital Short Term High Yield Bond Fund (the “High Yield Fund”) and Leader Capital High Quality Income Fund (the “High Quality Fund”) (each a “Fund” and collectively the “Funds”), each a series of shares of beneficial interest of the Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objective and policies within the Trust. The primary investment objective of the High Yield Fund and the High Quality Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The High Yield Fund and High Quality Fund commenced operations on July 14, 2005 and July 30, 2010, respectively.

Each Fund currently offers four classes of shares: Investor Class, Institutional Class, Class A and Class C. Investor, Institutional and Class C shares are offered at net asset value (“NAV”) for the Funds. Class A shares are offered at NAV plus a maximum sales charge of 4.00%. Each class represents an interest in the same assets of the Fund and each class is identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

a) Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 3.

b) Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

c) Investment Companies – The Funds may invest in exchange-traded funds (“ETFs”) as part of their principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above NAV if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. An ETF is subject to specific risks, depending on the nature of its investment strategy, which could include liquidity risk, sector risk and emerging market risk. In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives. An ETF may not be able to replicate exactly the performance of the indices it tracks, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF will incur expenses not incurred by its underlying index. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its underlying index.

d) Distributions to Shareholders – Dividends from net investment income are declared and paid monthly for the High Yield Fund and declared daily and paid monthly for the High Quality Fund. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment

2.Significant Accounting Policies (Continued)

Leader Funds Trust

Notes to the Financial Statements (Continued)

July 31, 2025

income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

e) Federal Income Taxes – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years May 31, 2022 – July 31, 2024, or expected to be taken in each Fund’s July 31, 2025 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where each Fund makes significant investments. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f) Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g) Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

h) Payment from affiliate – As disclosed in the financial statements for the fiscal year ended July 31, 2024, Leader Capital Corp. (the “Adviser”) reimbursed $1,162,979 for losses resulting from a NAV error that occurred from February 22, 2022 through July 31, 2024. For the fiscal year ended July 31, 2025, the Adviser reimbursed the High Yield Fund an additional $972,265 for the same NAV error, as a result of the effect the error had on redemptions during the year through the date of correction. The reimbursement is reflected in the High Yield Fund’s financial statements and is included in capital transactions in the Statements of Changes in Net Assets. With the additional reimbursement made during the fiscal year ended July 31, 2025, the NAV error has been fully remediated and no further reimbursements are expected.

i) Segment Reporting – In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Leader Capital Corp. acts as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ respective comparative benchmarks and to make resource allocation decisions for each Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Leader Funds Trust

Notes to the Financial Statements (Continued)

July 31, 2025

3.Securities Valuation and Fair Value Measurements

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. In these cases, each Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective NAVs as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

3.Securities Valuation and Fair Value Measurements (Continued)

Leader Funds Trust

Notes to the Financial Statements (Continued)

July 31, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Company’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock and preferred stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds and mutual funds – Money market funds and mutual funds are valued at their net asset value per share and are categorized as level 1.

Fixed income securities (asset-backed securities (“ABS”), collateralized loan obligations (“CLO”) and mortgage-backed securities (“MBS”) - Securities valued using market quotations in an active market, will be categorized as Level 2 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. The Adviser may use inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2025, for each Fund’s assets and liabilities measured at fair value:

High Yield Fund: Financial Instruments - Assets Classification	Level 1	Level 2	Level 3	Totals
Common Stock(1)	$805,500	$—	$—	$805,500
Preferred Stock(1)	905,254	—	—	905,254
Closed-End Fund(1)	184,569	—	—	184,569
Asset Backed Securities	—	141,164,054	—	141,164,054
Corporate Bonds(1)(2)	—	7,446,562	—	7,446,562
Non U.S. Government Bonds	—	401,277	—	401,277
Short-Term Investment	1,816,925	—	—	1,816,925
Total Assets	$3,712,248	$149,011,893	$—	$152,724,141

3.Securities Valuation and Fair Value Measurements (Continued)

Leader Funds Trust

Notes to the Financial Statements (Continued)

July 31, 2025

High Quality Fund: Financial Instruments - Assets Classification	Level 1	Level 2	Level 3	Totals
Preferred Stock(1)(2)	$—	$—	$—	$—
Mutual Fund(1)	29,406,758	—	—	29,406,758
Asset Backed Securities	—	1,071,473,103	—	1,071,473,103
Corporate Bonds(1)	—	42,095,560	—	42,095,560
Short-Term Investment	91,244,403	—	—	91,244,403
Total Assets	$120,651.161	$1,113,568,663	$—	$1,234,219,824

(1) For a detailed break-out of common stock, preferred stock, closed-end funds and mutual funds by industry or asset class, please refer to the Schedule of Investments.

(2) Investments in VTB Bank PJSC Via VTB Eurasia DAC (“VTB Bank”) corporate bond in the High Income Fund are being valued at zero by the Adviser using Level 3 inputs. Investments in Boxabl, Inc. preferred stock in the High Quality Fund are being valued at zero by the Adviser using Level 3 inputs.

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the year ending July 31, 2025, the Funds had no Level 1 to Level 2 transfers or Level 2 to Level 3 transfers.

Significant unobservable inputs were used by the Funds for Level 3 Fair value measurements. The High Yield Fund holds a Corporate Bond (VTB Bank) valued at zero and is based on unobservable inputs. The High Quality Fund holds a Preferred Stock (Boxabl, Inc.), valued at zero and is based on unobservable inputs.

The following tables are reconciliation of assets in which Level 3 inputs were used in determining value:

High Yield Fund	Balance as of July 31, 2024	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2025
VTB Bank PJSC Via VTB Eurasia DAC	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —

High Quality Fund	Balance as of July 31, 2024	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2025
Boxabl, Inc.	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
TOTALS	—	—	—	—	—	—	—	—

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of July 31, 2025:

Quantitative information about Level 3 fair value measurements
High Yield Fund	Fair value at 07/31/2025	Valuation technique(s)	Unobservable input	Range
Corporate Bond	$ —	Adviser	Estimated proceeds from sale(1)	$ —

(1)A significant increase in this input in isolation would result in a significantly higher fair value measurement.

3.Securities Valuation and Fair Value Measurements (Continued)

Leader Funds Trust

Notes to the Financial Statements (Continued)

July 31, 2025

Quantitative information about Level 3 fair value measurements
High Quality Fund	Fair value at 07/31/2025	Valuation technique(s)	Unobservable input	Range
Preferred Stock	$ —	Adviser	Estimated proceeds from sale(1)	$ —

(1)A significant increase in this input in isolation would result in a significantly higher fair value measurement.

The total change in unrealized appreciation attributable to Level 3 investments still held at July 31, 2025 is shown below.

Total Change in Unrealized Appreciation
High Yield Fund	$ —
Total	$ —

Total Change in Unrealized Appreciation
High Quality Fund	$ —
Total	$ —

4.Investment Transactions

For the year ended July 31, 2025, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

			U.S. Government Obligations
	Purchases	Sales	Purchases	Sales
High Yield Fund	$267,923,715	$218,130,060	$5,212,100	$5,212,100
High Quality Fund	1,581,683,056	1,224,415,706	476,192,600	514,494,591

5. Aggregate Unrealized Appreciation And Depreciation – Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
High Yield Fund	$153,784,357	$2,806,848	$(3,867,064)	$(1,060,216)
High Quality Fund	1,227,642,202	10,789,359	(4,211,737)	6,577,622

6.Advisory Fees and Other Related Party Transactions

Pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of (i) 0.75% of the High Yield Fund’s average daily net assets up to and including $1.25 billion; or (ii) 0.70% of the High Yield Fund’s average daily net assets over $1.25 billion; (iii) 0.65% of the High Quality’s Fund’s average daily net assets; prior to April 10, 2023, the management fee for the High Quality Fund was 0.75%. For the year ended July 31, 2025, the High Yield Fund and High Quality Fund accrued $947,394 and $6,902,057 in management fees, respectively. The Adviser voluntarily waived $154,857 in affiliated fund fees associated with the High Quality Fund’s investment in the High Yield Fund.

Leader Funds Trust

Notes to the Financial Statements (Continued)

July 31, 2025

6.Advisory Fees and Other Related Party Transactions (Continued)

Vigilant Distributors, LLC (“Vigilant”) acted as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class, Institutional Class, Class A and Class C shares through May 30, 2025. For the period from August 1, 2024 through May 30, 2025, Vigilant received $8,825 in underwriting commissions from subscriptions into the High Quality Fund. Vigilant did not receive any underwriting commissions from the High Yield Fund.

Matrix 360 Distributors, LLC (the “Distributor”) acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class, Institutional Class, Class A and Class C shares effective May 31, 2025. For the period from May 31, 2025 through July 31, 2025, the Distributor received $1,965 in underwriting commissions from subscriptions into the High Quality Fund. The Distributor did not receive any underwriting commissions from the High Yield Fund.

Gryphon 17, LLC (“Gryphon”), provided administration, fund accounting, and transfer agent services to the Trust through May 30, 2025. Pursuant to separate servicing agreements with Gryphon, the Funds paid Gryphon $973,385 for its services for the period from August 1, 2024 through May 30, 2025.

M3Sixty Administration, LLC (“M3Sixty”), provides administration, fund accounting, compliance, and transfer agent services to the Trust effective May 31, 2025. Pursuant to a separate servicing agreement with M3Sixty, the Funds paid M3Sixty $233,956 for its services during the period from May 31, 2025 through July 31, 2025.

7.Distribution Plan

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, and Investor Class shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and distribution fee is calculated by the High Yield Fund at an annual rate of 0.50%, 0.25% and 1.00% of its average daily net assets for Investor Class, Class A, and Class C shares, respectively and is paid to the Distributor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise paid by the Adviser. The Plan provides that a monthly service and distribution fee is calculated by the High Quality Fund at an annual rate of 0.38%, 0.25% and 1.00% of its average daily net assets for Investor Class, Class A, and Class C shares, respectively. The Institutional Shares do not participate in a Plan. For the year ended July 31, 2025, the High Yield and High Quality Funds’ Investor Class shares incurred $183,326 and $275,328, respectively in fees. For the year ended July 31, 2025, the High Quality Fund’s Class A shares incurred $17,429 in fees.

8.Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended July 31, 2025, were as follows:

	Ordinary Income	Long-Term Capital Gains
High Yield Fund	$12,549,250	$—
High Quality Fund	63,692,830	—

The tax character of distributions paid during the fiscal year ended July 31, 2024, was as follows:

	Ordinary Income	Long-Term Capital Gains
High Yield Fund	$5,474,768	$—
High Quality Fund	37,387,617	—

8.Distributions to Shareholders and Tax Components of Capital (Continued)

Leader Funds Trust

Notes to the Financial Statements (Continued)

July 31, 2025

As of July 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Losses
High Yield Fund	$—	$—	$(81,429,848)	$—	$(1,060,216)	$(82,490,064)
High Quality Fund	138,612	(100,562)	(52,427,682)	—	6,577,622	(45,812,010)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and tax adjustments for partnerships, trust preferred securities and perpetual bonds.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2025, the High Quality Fund elected to defer post-October capital losses of $100,562. The High Yield Fund did not defer any losses as of July 31, 2025.

During the fiscal year ended May 31, 2021, as a result of the acquisition of another fund, the High Quality Fund acquired $15,574,823 and $1,535,671 of short-term and long-term capital loss carryover, respectively, which is available to offset future capital gains. In addition, as a result of a change in control due to the merger, the Fund is subject to an annual limitation of $165,586 (prorated in the initial year) under tax rules. During the year ended July 31, 2025, the High Yield Fund utilized $750,239 of non-expiring short-term capital loss carryforwards and $1,297,921 of non-expiring long-term capital loss carryforwards. During the year ended July 31, 2025, the High Quality Fund did not utilize any capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of July 31, 2025, the Funds had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains.

	Non-Expiring Short-Term	Non-Expiring Long-Term	Non-Expiring Limited	Total Non-Expiring
High Yield Fund	$29,740,047	$51,689,801	$—	$81,429,848
High Quality Fund	18,996,740	564,886	32,866,056	52,427,682

In accordance with GAAP, the Funds may record reclassifications in the capital accounts, if necessary. These reclassifications have no impact on the NAV of the Funds and are designed generally to present total distributable earnings and paid-in capital on a tax basis which is considered to be more informative to the shareholder. At July 31, 2025, the High Yield Fund reclassified $287,675 to paid-in capital. There were no reclassifications made by the High Quality Fund as of July 31, 2025.

Leader Funds Trust

Notes to the Financial Statements (Continued)

July 31, 2025

9.Investments in Affiliated Companies

An affiliated company is a company in which the Funds have ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Funds at July 31, 2025, are noted in the High Quality Fund’s Schedule of Investments. The High Yield Fund is a mutual fund which is considered affiliated because it is of common management of the Adviser. As of July 31, 2025, the High Yield Fund is the only affiliated fund of the High Quality Fund. The High Yield Fund was not invested in any affiliated funds at July 31, 2025.

Transactions with affiliated companies during the year ended July 31, 2025 were as follows:

High Quality Fund:	Value as of July 31, 2024	Shares held as of July 31, 2024	Realized gain (loss)	Return of Capital	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of July 31, 2025	Shares held as of July 31, 2025	Income received
High Yield Fund	$19,292,628	2,393,626	$334,573	$(841,369)	$508,965	$25,816,000	$(16,470,000)	$29,406,758	3,617,067	$2,100,475
Total	$19,292,628	2,393,626	$334,573	$(841,369)	$508,965	$25,816,000	$(16,470,000)	$29,406,758	3,617,067	$2,100,475

At July 31, 2025, there was $192,716 of dividends receivable in the High Quality Fund owed by the High Yield Fund.

At July 31, 2025, the High Quality Fund had a $841,369 balance due from affiliate from overpayment of shares in connection with the 2024 NAV error. The funds to repay this balance have been placed in escrow and are expected to be paid during the fiscal year ending July 31, 2026 (See Note 10).

10. NAV Error

VTB Bank PJSC (“VTB”), a Russian entity held in the High Yield Fund, has been affected by economic sanctions imposed by the United States and other countries since Russia’s military invasion of Ukraine in 2022. Based on these sanctions, on August 15, 2024, the Adviser marked the valuation of VTB to $0.00, however, during the year ended July 31, 2025, the Adviser deemed that this valuation should have taken effect during the fiscal year ended May 31, 2022 and as such, amendments to the respective Forms N-CSR from prior years have been filed, which included the restatement of their respective financial statements and financial highlights. The NAV error had an impact on all subscriptions and redemptions during each period which have been reflected in the restated Financial Highlights as “Impact of NAV Error”. The Adviser reimbursed the High Yield Fund $1,162,979 during the fiscal year ended July 31, 2024, and an additional $972,265 during the fiscal year ended July 31, 2025. These reimbursements fully remediated the NAV error and ensured that all shareholders were made whole in accordance with the Trust’s NAV error policy. The NAV error has been closed and no further reimbursements are expected.

On July 31, 2025, $5,774,249 was placed into an escrow account for the benefit of the shareholders of the High Yield Fund.

11.Underlying Investments in Other Investment Companies

Each Fund currently invests a portion of its assets in First American Government Obligations Fund Institutional Class shares (“FGXXX”). The Funds may redeem its investment from FGXXX at any time if the Adviser determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds will be directly affected by the performance of FGXXX. The financial statements of the FGXXX, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of the year ended July 31, 2025, the percentage of the High Yield Fund and the High Quality Fund’s net assets invested in FGXXX was 1.2% and 7.4%, respectively.

Leader Funds Trust

Notes to the Financial Statements (Continued)

July 31, 2025

12.Market Disruption and Geopolitical Events

Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics, or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

13. Litigation and Other Material Events

The Trust, on behalf of the High Quality Fund, filed a complaint in the District Court of Clark County, Nevada on September 1, 2023, against Boxabl Inc. and two of its principals (collectively, “Boxabl”). The claims arose from Boxabl’s failure to lift the restrictive legend on private securities timely. On October 5, 2023, the Trust amended its complaint to add Boxabl’s transfer agent, Transfer Online, Inc., and the defendants answered the amended complaint on November 21, 2023.

On June 9, 2025, Boxabl announced, and reported on Form 8-K, that it had executed a non-binding letter of intent to merge with FG Merger II, a Nasdaq-listed special-purpose acquisition company. The press release stated that all existing equity holders, including Series A-1 Preferred shareholders such as the High Quality Fund, “would roll 100% of their equity into the combined public company.” On August 4, 2025, Boxabl entered into a definitive Agreement and Plan of Merger with FGMC, and on September 18, 2025, Boxabl and FGMC announced the filing of a registration statement on Form S-4 with the SEC in connection with the merger. The combined company is expected to trade on Nasdaq under the ticker symbol “BXBL.”

Because the merger, if completed, will result in the Fund’s Series A-1 Preferred shares becoming freely tradable on Nasdaq, the litigation was no longer necessary to achieve relief. Accordingly, on July 28, 2025, the Trust filed a motion to voluntarily dismiss the case with prejudice, which the District Court granted on August 12, 2025. No amounts were recovered by the High Quality Fund.

As of July 31, 2025, the Trust had incurred approximately $223,000 in litigation expenses related to the matter, which were recorded as expenses of the High Quality Fund in the ordinary course. With the dismissal, no further litigation expenses are expected, and the matter is closed.

14.Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

15.Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2025, National Financial Services, LLC held approximately 32% of the voting securities of the High Yield Fund and 32% of the voting securities of the High Quality Fund and may be deemed to control the Funds. As of July 31, 2025, LPL Financial held approximately 34% of the voting securities of the High Quality Fund and may be deemed to control the High Quality Fund.

16.Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustment.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Leader Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Leader Capital Short Term High Yield Bond Fund and the Leader Capital High Quality Income Fund (the “Funds”), each a series of Leader Funds Trust (the “Trust”), including the schedules of investments, as of July 31, 2025, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2025, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

For the Leader Capital Short Term High Yield Bond Fund, the restated statement of changes in net assets for the year ended July 31, 2024 and the restated financial highlights for the year ended July 31, 2024, the period June 1, 2023 through July 31, 2023, and each of the two years in the period ended May 31, 2023, and the financial highlights for the year ended May 31, 2021 were audited by other auditors, whose reports dated November 21, 2025 and July 30, 2021 expressed unqualified opinions on such statement and financial highlights.

For the Leader Capital High Quality Income Fund, the statement of changes in net assets for the year ended July 31, 2024 and the financial highlights for the year ended July 31, 2024, the period June 1, 2023 through July 31, 2023, and each of the two years in the period ended May 31, 2023, and the financial highlights for the year ended May 31, 2021 were audited by other auditors, whose reports dated November 21, 2025 and July 30, 2021 expressed unqualified opinions on such statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2025.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 21, 2025

Leader Funds Trust

Other Information (Unaudited)

July 31, 2025

The Trust, on behalf of the Funds, files a complete statement of investments with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Forms N-PORT by visiting the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-711-9164; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-800-711-9164; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The High Yield Fund paid $12,549,250 of ordinary income distributions during the year ended July 31, 2025. The High Quality Fund paid $63,692,830 of ordinary income distributions during the year ended July 31, 2025.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2026 to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their own tax advisors.

LEADER FUNDS TRUST

315 W. Mill Plain Blvd.
Suite 204
Vancouver, WA 98660

INVESTMENT ADVISER

Leader Capital Corp.
315 W. Mill Plain Blvd.
Suite 204
Vancouver, WA 98660

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC
4300 Shawnee Mission Pkwy
Suite 100
Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC
4300 Shawnee Mission Pkwy
Suite 100
Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP
Two Liberty Place
50 South 16th Street
Suite 2900
Philadelphia, PA 19102-2529

LEGAL COUNSEL

FinTech Law, LLC
6224 Turpin Hills Dr.
Cincinnati, OH 45244

CUSTODIAN BANK

U.S. Bank, N.A
425 Walnut Street
Cincinnati, OH 45202

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The Audit Committee of Leader Funds Trust (the “Trust”) has approved and recommended to the Board of Trustees (the “Board”), and the Board has approved Tait, Weller & Baker, LLP (“Tait”) to replace Sanville & Company (“Sanvillle”) as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended July 31, 2025. Through the past fiscal year and through the date of Sanville’s replacement as auditor of the Funds, the Funds had no disagreements with Sanville on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which, if not resolved to the satisfaction of Sanville would have caused Sanville to make reference to the disagreement in a Sanville report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

With respect to the Funds, Sanville’s audit opinions, including for the fiscal year ended July 31, 2024, did not contain either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last fiscal year of the Funds, neither the Funds nor anyone on their behalf has consulted Tait on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Funds’ financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

The Funds requested Sanville to furnish it with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of such letter will be filed as an Exhibit to the Form N-CSR filing.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Funds are within Item 7. Statements of Operations as Trustee fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

At a meeting held on June 6, 2025 (the “Meeting”), the Board considered the approval of the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Leader Capital Corp. (the “Adviser” or “Leader”) for the Leader Capital Short Term High Yield Bond Fund (the “High Yield Fund”) and the Leader Capital High Quality Income Fund (the “High Quality Fund” and collectively with the High Yield Fund, the “Funds”).

Legal counsel (“Counsel”) then reviewed with the Board the memorandum addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement. A copy of this memorandum was circulated to the Trustees before the Meeting and included in the meeting materials. Counsel discussed with the Trustees the types of information and factors that the Board should consider to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Funds; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest. Counsel noted that in response to a questionnaire sent by Counsel, Leader provided information to the Board about Leader’s business, personnel, resources, investment strategy, and management of the Funds’ portfolios and operations.

In assessing these factors and reaching its decisions, the Board considered information furnished for review and consideration throughout the year at regular Board meetings, as well as information prepared or presented in connection with the annual renewal process, including information submitted to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports that are in the meeting materials related to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Funds and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Funds from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by the Funds’ management addressing the Adviser’s investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Funds, information on investment advice, performance, summaries of the Funds’ expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; and (iii) benefits to be realized by the Adviser from its relationship with the Funds.

(1)The nature, extent, and quality of the services provided by the Adviser.

The Board considered the Adviser’s services and responsibilities under the Advisory Agreement, including its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow assets, and assist in the distribution of the Funds’ shares. The Board considered the Adviser’s personnel, operations, succession plans, the education and experience of its staff, and its compliance program. The Board also considered the Adviser’s management of the Funds’ operations, noting that the Adviser’s staff serves as the principal executive officer of the Funds and oversees their other service providers. The Board noted that Leader is an experienced investment adviser with seasoned senior management and that the Funds’ performance supported the staff’s quality and experience. The Board noted that the Funds are the only accounts managed by the Adviser, and that it focuses all its operations on them. The Board also considered the Adviser’s efforts to improve the Funds’ operations by identifying, recommending, and overseeing the conversion to new service providers. After reviewing the preceding and further information, the Board concluded that the nature, extent, and quality of the services provided by the Adviser were satisfactory and adequate for the Funds.

(2)The investment Performance of the Funds and the Adviser.

The Board compared the short- and long-term performance of the Funds to their benchmarks, comparable funds with similar objectives and size that are managed by other investment advisers (i.e., the Funds’ peer group), and the Funds’ benchmarks and category indices (e.g., Morningstar category averages). The Board also considered the consistency of the Adviser’s management of the Funds with its investment objective and policies. The Board noted that the High Yield Fund outperformed its peer group average and median for the 1-, 3-, and 5-year periods but underperformed for the 10-year period, ranking second in the 1-year period, first in the 3- and 5-year periods, and ninth in the 10-year period. For the High Quality Fund, the Board noted that it had outperformed its category and benchmark across all periods, and ranked first in its peer group for the 3-, 5-, and 10-year periods and second in the 1-year period. Based on the preceding, the Board concluded that the investment performance information presented for the Funds was satisfactory.

(3)The costs of the services provided, and profits realized, by the Adviser from the relationship with the Funds.

The Board considered the Adviser’s operations and financial condition and its commitment to the Funds’ operations, as well as the asset levels and overall expenses of the Funds. The Board considered the financial statements of the Adviser and its profitability. In considering the Funds’ fees and expenses (including the management fee) relative to its peer group, the Board noted that each Funds’ management fee and net expense ratio was above the average and median for the Fund’s peer group and category, but within a reasonable range given the services provided by the Adviser and its performance. The Board also noted that the High Yield Fund’s assets were above the peer group average and median but substantially below the category average and median. For the High Quality Fund, the Board noted its assets were above the peer group average but below its median and substantially below the category average and median. The Board considered how total assets affect the Funds’ net expense ratios. The Board considered that the Adviser’s only accounts are the Funds, and it dedicates all its resources to supporting them. Following this analysis and upon further consideration and discussion of the preceding, the Board concluded that the fees paid to the Adviser by each of the Funds were fair and reasonable.

The Board also considered Leader’s profitability from managing the Funds based on profitability reports and analyses provided by Leader to the Board. The Board noted that the Funds are the only accounts managed by Leader, and that all its resources are applied to managing the Funds and their portfolios. After review and discussion, the Board concluded that the profit from Leader’s relationship with the Funds was not excessive.

(4)The extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board considered the Funds’ fee arrangements with the Adviser, noting that there was no expense limitation agreement between the Funds and the Adviser. For the High Yield Fund, the Board noted that it had not yet achieved economies of scale and that such economies would not occur until the fund reached at least $1 billion in assets. The Board reviewed with the Adviser the High Quality Fund’s economies of scale now that its assets have increased above $1 billion. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board determined that the Funds’ fee arrangements, considering all the facts and circumstances, were fair and reasonable.

(5)Possible conflicts of interest and benefits derived by the Adviser.

The Board evaluated the potential for conflicts of interest and considered the experience and ability of the advisory and compliance personnel assigned to the Funds, the fact that the Adviser uses soft dollars but that its only accounts are the Funds, the basis of decisions to buy or sell securities for the Funds, and the substance and administration of the Adviser’s code of ethics. The Board also considered the Adviser’s role as the Funds’ valuation designee, the potential conflicts of interest inherent in that role, and how the Adviser’s controls and reporting seek to mitigate that risk. Based on the preceding, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the numerous factors. The Board reached the following conclusions regarding the Advisory Agreement, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; and (c) each Fund’s advisory fee is reasonable considering the Adviser’s proposed services. Based on their conclusions, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement was in the best interests of each Fund and its future shareholders.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Funds are open-ended management investment companies.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Funds are open-ended management investment companies.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable. Funds are open-ended management investment companies.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Funds are open-ended management investment companies.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable at this time.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not Applicable.
(a)(4)	Letter from the Funds’ former accountant pursuant to Item 304(a)(3) of Regulation S-K is filed herewith.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Leader Funds Trust

By: John Lekas	/s/ John Lekas
Principal Executive Officer
Date: November 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By: John Lekas	/s/ John Lekas
Principal Executive Officer
Date: November 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By: Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: November 26, 2025